                 As filed with the Securities and Exchange Commission
                                  on August 14, 1998

                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                  ------------------

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                           Pre-Effective Amendment No.  __                   [ ]
                           Post-Effective Amendment No. 66                   [X]

                                        and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                   Amendment No. 68

                           (Check appropriate box or boxes)

                                  ------------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            600 WEST BROADWAY, 30th FLOOR
                             SAN DIEGO, CALIFORNIA 92101
             (Address of Principal Executive Offices, including Zip Code)

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (Name and Address of Agent for Service)

                             COPY TO:  ROBERT E. CARLSON
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        555 S. FLOWER STREET, TWENTIETH FLOOR
                            LOS ANGELES, CALIFORNIA 90071

                                  ------------------

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.

                                  ------------------


     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on ______________ pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on ____________ pursuant to paragraph (a)(i)
     [x]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on    (date)    pursuant to paragraph (a)(ii), of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

        Title of Securities Being Registered: Shares of Beneficial Interest


                                  ------------------

                                CROSS REFERENCE SHEET
                              (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                  LOCATION

PART A

Item  1. Cover Page. . . . . . . . . . . . . . . . . . . . .Cover Page

Item  2. Synopsis. . . . . . . . . . . . . . . . . . . . . .Overview; Global
                                                            Funds; U.S. Funds;
                                                            Fixed Income Funds

Item  3. Condensed Financial Information . . . . . . . . . .Global Funds; U.S.
                                                            Funds; Fixed Income
                                                            Funds

Item  4. General Description of Registrant . . . . . . . . .Overview; Global
                                                            Funds; U.S. Funds;
                                                            Fixed Income Funds

Item  5. Management of Fund. . . . . . . . . . . . . . . . .Organization and
                                                            Management;
                                                            Portfolio Teams

Item  6. Capital Stock and Other Securities. . . . . . . . .Your Account

Item  7. Purchase of Securities Being Offered. . . . . . . .Your Account

Item  8. Redemption or Repurchase. . . . . . . . . . . . . .Your Account

Item  9. Pending Legal Proceedings . . . . . . . . . . . . .Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . . . . . . . . .Cover Page

Item 11. Table of Contents . . . . . . . . . . . . . . . . .Table of Contents

Item 12. General Information and History . . . . . . . . . .General Information

Item 13. Investment Objectives and Policies. . . . . . . . .Investment
                                                            Objectives, Policies
                                                            and Risks;
                                                            Investment
                                                            Restrictions

Item 14. Management of the Fund. . . . . . . . . . . . . . .Trustees and
                                                            Officers;
                                                            Administrators;
                                                            Distributor

Item 15. Control Persons and Principal
         Holders of Securities . . . . . . . . . . . . . . .Not Applicable

Item 16. Investment Advisory and Other Services. . . . . . .Administrators;
                                                            Investment Adviser;
                                                            Distributor;
                                                            Custodian, Transfer
                                                            and Dividend
                                                            Disbursing Agent,
                                                            Independent Auditors
                                                            and Legal Counsel

Item 17. Brokerage Allocation and Other Practices. . . . . .Portfolio
                                                            Transactions and
                                                            Brokerage

Item 18. Capital Stock and Other Securities. . . . . . . . .Miscellaneous

Item 19. Purchase, Redemption and Pricing of Securities
         Being Offered . . . . . . . . . . . . . . . . . . .Purchase and
                                                            Redemption of Fund
                                                            Shares; Shareholder
                                                            Services

Item 20. Tax Status. . . . . . . . . . . . . . . . . . . . .Dividends,
                                                            Distributions and
                                                            Taxes

Item 21. Underwriters. . . . . . . . . . . . . . . . . . . .Distributor

Item 22. Calculation of Performance Data . . . . . . . . . .Performance
                                                            Information

Item 23. Financial Statements. . . . . . . . . . . . . . . .Not Applicable

PART C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                                    N I C H O L A S-A P P L E G A T E-Registered
                                                                      Trademark-
                                     M U T U A L  F U N D S  P R O S P E C T U S

                                    [PHOTO]

                             INSTITUTIONAL PORTFOLIOS

                                    [PHOTO]

Art Nicholas
Managing Partner

We live in an era of constant, dramatic change. The world's marketplaces are transforming into a single interconnected community with the integration of the European Union, economic deregulation and privatization in Latin America, the technological coming of age in the Pacific Rim and the new entrepreneurial boom in the United States.

At Nicholas-Applegate, we see these changes creating a wealth of investment opportunities, which we seek out company by company. By expanding our global reach, we believe we can help you find promising investments throughout the world.

I hope you will join Nicholas-Applegate in our quest for opportunities worldwide.

/s/ Art Nicholas

Art Nicholas
Managing Partner

NICHOLAS APPLEGATE-Registered Trademark-
MUTUAL FUNDS

              PROSPECTUS

             The prospectus contains vital information about the Class I Shares of these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
             Please note that these Shares

                 / / are not bank deposits

                 / / are not federally insured

                 / / are not endorsed by any bank or government agency

                 / / are not guaranteed to achieve their investment objectives

              THE EMERGING MARKETS BOND FUND, LATIN AMERICA FUND, STRATEGIC INCOME FUND AND HIGH YIELD BOND FUND MAY INVEST WITHOUT LIMITATION IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, SOMETIMES REFERRED TO AS "JUNK BONDS." THESE LOWER-RATED SECURITIES ARE SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING DEFAULT, THAN HIGHER-RATED SECURITIES. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

              LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOBAL FUNDS
GLOBAL BLUE CHIP
INTERNATIONAL CORE GROWTH
WORLDWIDE GROWTH
INTERNATIONAL SMALL CAP GROWTH
GLOBAL GROWTH & INCOME
EMERGING COUNTRIES
GLOBAL TECHNOLOGY
EMERGING MARKETS BOND
PACIFIC RIM
GREATER CHINA
LATIN AMERICA

US FUNDS

LARGE CAP GROWTH
MID CAP GROWTH
LARGE CAP VALUE
VALUE
SMALL CAP GROWTH
MINI CAP GROWTH
CONVERTIBLE
BALANCED GROWTH


FIXED INCOME FUNDS
SHORT INTERMEDIATE
HIGH QUALITY BOND
STRATEGIC INCOME
HIGH YIELD BOND

OCTOBER 30, 1998

2
   TABLE OF CONTENTS
                             OVERVIEW                                          3
                              A FUND BY FUND LOOK AT GOALS,
                              STRATEGIES, RISKS, AND
                              FINANCIAL HISTORY.
                             GLOBAL FUNDS
                              Global Blue Chip                                 4
                              International Core Growth                        6
                              Worldwide Growth                                 8
                              International Small Cap Growth                  10
                              Global Growth & Income                          12
                              Emerging Countries                              14
                              Global Technology                               16
                              Emerging Markets Bond                           18
                              Pacific Rim                                     20
                              Greater China                                   22
                              Latin America                                   24

                             US FUNDS
                              Large Cap Growth                                26
                              Mid Cap Growth                                  28
                              Large Cap Value                                 30
                              Value                                           32
                              Small Cap Growth                                34
                              Mini Cap Growth                                 36
                              Convertible                                     38
                              Balanced Growth                                 40


                             FIXED INCOME FUNDS
                              Short Intermediate                              42
                              High Quality Bond                               44
                              Strategic Income                                46
                              High Yield Bond                                 48

                              POLICIES AND INSTRUCTIONS FOR
                              OPENING, MAINTAINING AND
                              CLOSING AN ACCOUNT IN ANY
                              FUND.

                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              50
                              Buying Shares                                   50
                              Selling and Redeeming Shares                    51
                              Signature Guarantees                            52
                              Exchanging Shares                               52


                             YOUR ACCOUNT
                              Transaction Policies                            53
                              Features and Account Policies                   53

                              DETAILS THAT APPLY TO THE
                              FUNDS AS A GROUP.

                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser Compensation                 55
                              Administrator Compensation                      55
                              Distributor                                     55
                              Portfolio Trades                                55
                              Investment Objective                            56
                              Diversification                                 56
                              Prior Master-Feeder Structure                   56
                              Portfolio Teams                                 57


                             RISK FACTORS AND SPECIAL CONSIDERATIONS          61


                             PRIOR PERFORMANCE OF CERTAIN FUNDS               68

   OVERVIEW

FUND INFORMATION
CONCISE FUND DESCRIPTIONS BEGIN ON THE NEXT PAGE. EACH DESCRIPTION PROVIDES THE FOLLOWING INFORMATION:

[GRAPHIC]
INVESTMENT OBJECTIVE
The Fund's particular investment goal.

[GRAPHIC]
INVESTMENT STRATEGY
The strategy the Fund intends to use in pursuing the investment objective.

[GRAPHIC]
PRINCIPAL INVESTMENTS
The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

[GRAPHIC]
PORTFOLIO MANAGEMENT
The individuals who manage the Fund.

[GRAPHIC]
RISK FACTORS
The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

[GRAPHIC]
INVESTOR EXPENSES
The overall costs borne by an investor in the Class I Shares, including annual expenses.

[GRAPHIC]
FINANCIAL HIGHLIGHTS
A table showing the financial performance for each predecessor Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS
The Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well-rounded investment program by offering investors various portfolios each with different investment objectives and policies (each a "Fund"). The Class I Shares of each Fund represent interests in a portfolio of an open-end management investment company (a mutual fund).

Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS
/ / those investing for retirement or other long-term goals
/ / those who want higher potential for gain and are willing to accept higher risks associated with investing in stocks of U.S and foreign companies
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE
EQUITY FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value
/ / those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED
INCOME FUNDS
/ / those who are investing for retirement or other long-term goals / / those who desire current income
/ / those who want a high level of liquidity
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED
INCOME FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value

THE INVESTMENT ADVISER
Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 22 other partners with a staff of approximately 480 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

4

   GLOBAL BLUE CHIP FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser follows a global investment strategy of investing primarily in securities traded in U.S. and foreign securities markets. The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund invests primarily in companies that have substantial stock market capitalizations--generally in the top two-thirds of publicly traded companies worldwide--companies that have an established history of earnings, easy access to credit, good industry position, and a reputation as a global leader in their industry.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities. The Fund may invest up to 10% of its total assets in debt securities rated Baa or BBB by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), respectively or, if unrated, of comparable quality, and up to 5% of its total assets in debt securities rated Ba or BB or below, or, if unrated, of comparable quality. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any global fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in bonds rated Baa or BBB and below, such bonds have speculative characteristics and changes in economic conditions may affect their ability to make interest and principal payments. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first full year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.80%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.20%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Other expenses and Total operating expenses are expected to be 0.80%, 1.34% and 2.14%, respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THAT THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $12         $38         $66         $145

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the Fund outstanding thoroughout the period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                     9/30/97
                                                       TO
                                                     3/31/98
PER SHARE DATA:
Net asset value, beginning of period                 $12.50
Income from investment operations:
  Net investment income (deficit)                      --
  Net realized and unrealized gains (losses) on
  securities and foreign currency                     2.31
-------------------------------------------------------------
Total from investment operations                      2.31
Less distributions:
  Dividends from net investment income                 --
  Distributions from capital gains                     --
-------------------------------------------------------------
Net asset value, end of period                       $14.81
-------------------------------------------------------------
TOTAL RETURN:                                        18.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                     $7,320
Ratio of expenses to average net assets, after
expense reimbursement                                 1.20%
Ratio of expenses to average net assets, before
expense reimbursement                                 2.14%
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement      (0.06%)
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement     (1.00%)
Portfolio turnover                                   238.02%
Average commission rate paid                         $0.0246

*    Annualized

6

   INTERNATIONAL CORE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose stock market capitalizations are in the top 75% of publicly traded companies as measured by capitalizations in that country.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.40%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 1.00%, Total operating expenses would have been 1.92% and Other expenses would have been 0.92% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $14         $44         $77         $168

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           12/27/96     4/1/97
                                          TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $14.13
Income from investment operations:
  Net investment income (deficit)             --        (0.02)
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   1.63        5.12
----------------------------------------------------------------
Total from investment operations             1.63        5.10
Less distributions:
  Dividends from net investment income        --          --
  Distributions from capital gains            --        (0.68)
----------------------------------------------------------------
Net asset value, end of period              $14.13      $18.55
----------------------------------------------------------------
TOTAL RETURN:                               13.04%      36.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $4,593     $32,305
Ratio of expenses to average net assets,
after expense reimbursement+                1.40%*      1.41%
Ratio of expenses to average net assets,
before expense reimbursement+               3.14%*      1.92%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              0.43%*     (0.12%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (0.41%)*    (0.63%)
Portfolio turnover**                        75.53%     274.21%
Average commission rate paid**             $0.0106     $0.0128

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

8

   WORLDWIDE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS


The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any global fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less established markets. The securities of small, less well-known companies may be more volatile than those of larger companies. For a further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.35%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.35%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 1.00%, Total operating expenses would have been 1.87% and Other expenses would have been 0.87% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $14         $43         $74         $162

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P., with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           12/27/93     4/1/94      4/1/95      4/1/96      4/1/97
                                          TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $13.15      $13.06      $15.42      $14.21
Income from investment operations:
  Net investment income (deficit)             --        (0.01)       0.06       (0.12)       0.25
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.65       (0.04)       2.58        2.08        4.56
----------------------------------------------------------------------------------------------------
Total from investment operations             0.65       (0.05)       2.64        1.96        4.81
Less distributions:
  Dividends from net investment income        --        (0.04)      (0.28)        --          --
  Distributions from capital gains            --          --          --        (3.17)      (1.12)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.15      $13.06      $15.42      $14.21      $17.90
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                               5.20%      (0.34%)      20.37%      13.18%      35.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $2,982      $4,087      $3,613      $2,656     $11,686
Ratio of expenses to average net assets,
after expense reimbursement+                1.34%*      1.35%       1.35%       1.35%       1.36%
Ratio of expenses to average net assets,
before expense reimbursement+               3.58%*      2.50%       2.60%       3.05%       1.87%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              0.05%*      0.05%       0.20%      (0.43%)     (0.31%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (2.19%)*    (1.10%)     (0.99%)     (2.06%)     (0.83%)
Portfolio turnover**                        95.09%      98.54%     132.20%     181.81%     201.70%
Average commission rate paid**               N/A         N/A       $0.0187     $0.0078     $0.0221

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

10

   INTERNATIONAL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by stock market capitalizations in each country ("small cap securities").

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in small cap securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS


The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, the information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.40%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 1.00%, Total operating expenses would have been 1.94% and Other expenses would have been 0.94% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $14         $44         $77         $168

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           12/27/93     4/1/94      4/1/95      4/1/96      4/1/97
                                          TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $13.47      $13.09      $15.05      $17.02
Income from investment operations:
  Net investment income (deficit)            0.01        0.02        0.06         --        (0.13)
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.96       (0.22)       2.02        2.28        5.50
----------------------------------------------------------------------------------------------------
Total from investment operations             0.97       (0.20)       2.08        2.28        5.37
Less distributions:
  Dividends from net investment income        --        (0.06)      (0.12)      (0.08)        --
  Distributions from capital gains            --        (0.12)        --        (0.23)      (3.94)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.47      $13.09      $15.05      $17.02      $18.45
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                               $7.60%     (1.54%)      15.99%      15.25%      37.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $3,668     $16,924     $20,245     $48,505     $42,851
Ratio of expenses to average net assets,
after expense reimbursement+                1.40%*      1.40%       1.40%       1.40%       1.41%
Ratio of expenses to average net assets,
before expense reimbursement+               2.35%*      1.92%       2.44%       1.68%       1.94%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              0.36%*      0.19%       0.34%      (0.38%)     (0.91%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (0.59%)*    (0.33%)     (0.07%)     (0.63%)     (1.44%)
Portfolio turnover**                        23.71%      74.88%     141.02%     206.07%     198.37%
Average commission rate paid**               N/A         N/A        $0.128     $0.0098     $0.0086

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

12

   GLOBAL GROWTH & INCOME FUND

INVESTMENT OBJECTIVE
Maximum long-term appreciation.

INVESTMENT STRATEGY
The Fund's Investment Adviser actively manages a blended portfolio of U.S. and foreign equity and fixed income securities.

For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Investment Adviser actively manages the fixed income portion to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income instruments from all sectors of the market.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund invests at least 60% of its total assets in equity securities and warrants. It invests the remainder in debt securities of any maturity issued by foreign corporations and foreign governments and their agencies and instrumentalities, a portion of which (less than 35% of its net assets) may be rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options and futures contracts as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

As with any fund that invests in both stocks and bonds, the value of the Fund's investments varies in response to movements in the stock and bond markets. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of the Fund's debt securities changes as interest rates fluctuate: if rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. Lower rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Accordingly, the lower-rated debt securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than higher-rated debt securities. As with any global fund, the Fund's performance also depends upon changing foreign currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in emerging countries, the risks are magnified since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first full year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.85%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.50%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.35%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Total operating expenses and Other expenses are expected to be 2.45% and 1.60%, respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $14         $43         $74         $162

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS


The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout the period indicated. The figures have been audited by Ernst & Young LLP.



                                                    6/30/97
                                                       TO
                                                    3/31/98
PER SHARE DATA:
Net asset value, beginning of period                 $12.50
Income from investment operations:
  Net investment income (deficit)                     0.34
  Net realized and unrealized gains (losses) on
  securities and foreign currency                     3.86
------------------------------------------------------------
Total from investment operations                      4.20
Less distributions:
  Dividends from net investment income               (0.34)
  Distributions from capital gains                   (2.11)
------------------------------------------------------------
Net asset value, end of period                       $14.25
------------------------------------------------------------
TOTAL RETURN:                                        36.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                     $6,065
Ratio of expenses to average net assets, after
expense reimbursement+                               1.36%*
Ratio of expenses to average net assets, before
expense reimbursement+                               2.45%*
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement+     7.13%*
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement+    6.03%*
Portfolio turnover**                                413.28%
Average commission rate paid**                      $0.0128



*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

14

   EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in equity securities of issuers located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand and Venezuela.


Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. The securities of small, less well known companies may be more volatile than those of larger companies. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.25%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.65%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 1.25%, Total operating expenses would have been 2.02% and Other expenses would have been 0.77%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $17         $52         $90         $195

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           11/28/94     4/1/95      4/1/96      4/1/97
                                          TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $10.91      $14.02      $17.45
Income from investment operations:
  Net investment income (deficit)            0.08         --        (0.06)       0.09
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                  (1.66)       3.16        3.62        1.23
----------------------------------------------------------------------------------------
Total from investment operations            (1.58)       3.16        3.56        1.32
Less distributions:
  Dividends from net investment income      (0.01)      (0.05)      (0.05)        --
  Distributions from capital gains            --          --        (0.13)      (1.62)
----------------------------------------------------------------------------------------
Net asset value, end of period              $10.91      $14.02      $17.45      $17.15
----------------------------------------------------------------------------------------
TOTAL RETURN:                              (12.64%)     29.06       25.48%      8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $2,021      $6,878     $56,918     $88,063
Ratio of expenses to average net assets,
after expense reimbursement+                1.65%*      1.65%       1.65%       1.66%
Ratio of expenses to average net assets,
before expense reimbursement+               2.14%*      3.59%       1.87%       2.02%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              1.73%*      0.29%      (0.52%)      1.15%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                              1.24%*     (1.41%)     (0.76%)      0.79%
Portfolio turnover**                        60.79%     118.21%     176.20%     243.47%
Average commission rate paid**               N/A       $0.0022     $0.0021     $0.0014

*    Annualized
**   For corresponding Fund of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

16

   GLOBAL TECHNOLOGY FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests at least 65% of its total assets in the equity securities of U.S. and foreign companies with business operations in science, technology and technology-related industries. The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

The Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.


Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in debt securities of any maturity issued by foreign companies and foreign governments, and their agencies and instrumentalities, a portion of which (less than 35% of its net assets) may be rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options and futures contracts as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to activities of individual companies, and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies. Accordingly, the securities of companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less established markets. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.40%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Total operating expenses and Other expenses are expected to be 1.00%, 2.14% and 1.14%, respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years
   $14         $44

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The Global Technology Fund is a new Fund for which financial highlights are not available.

18

   EMERGING MARKETS BOND FUND

INVESTMENT OBJECTIVE

Total return and high current income.

INVESTMENT STRATEGY
The Fund invests primarily in debt securities of issuers located in emerging countries. Emerging countries are those which, in the opinion of the Investment Adviser, are emerging as investment markets but have yet to reach a level of economic development associated with developed industrial nations. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. It also analyzes credit quality, the yield to maturity of the security, the currency denomination of the security, the interest rate sensitivity of the security, and the effect the security will have on the average yield to maturity of the Fund.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 80% of its total assets in debt securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Bulgaria, Chile, Colombia, the Czech Republic, Ecuador, Greece, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Nigeria, Poland, Russia, South Africa, Thailand, and Venezuela. The Fund may also invest up to 35% of its net assets in debt securities of issuers located in the U.S. and other developed markets. There is no limit on either the portfolio maturity or the acceptable rating of the securities bought by the Fund. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

As with any fund that invests in bonds, the value of the Fund's investments varies in response to movements in interest rates: if rates rise, bond prices fall; if rates fall, bond prices rise. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment growth securities, particularly in deteriorating economic periods. Emerging markets debt securities, while offering higher yields, tend to be of lower credit quality and subject to greater risk of default than higher rated securities. Periods of high interest rates and recession may adversely affect the issuer's ability to make interest and principal payments. Additionally, emerging markets tend to be less liquid and more volatile, offer less regulatory protection for investors, and in countries that have less stable governments than more established markets. As with any fund investing in foreign securities, the Fund's performance depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first full year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSE
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.70%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        0.95%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Operating expenses and Total operating expenses are expected to be 0.70%, 2.61% and 3.31% respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN WAS 5%.

  1 Year   3 Years   5 Years     10 Years
   $10       $30       $53         $117

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the Fund outstanding throughout the period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                     9/30/97
                                                       TO
                                                     3/31/98
PER SHARE DATA:
Net asset value, beginning of period                 $12.50
Income from investment operations:
  Net investment income (deficit)                     0.59
  Net realized and unrealized gains (losses) on
  securities and foreign currency                    (0.28)
-------------------------------------------------------------
Total from investment operations                      0.31
Less distributions:
  Dividends from net investment income               ($0.59)
  Distributions from capital gains                   ($0.03)
-------------------------------------------------------------
Net asset value, end of period                       $12.19
-------------------------------------------------------------
TOTAL RETURN:                                         2.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                     $2,244
Ratio of expenses to average net assets, after
expense reimbursement                                0.95%*
Ratio of expenses to average net assets, before
expense reimbursement                                3.31%*
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement      9.79%*
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement     7.43%*
Portfolio turnover                                   220.57%
Average commission rate paid                           --

*    Annualized

20

   PACIFIC RIM FUND

INVESTMENT OBJECTIVE
Long-term growth of capital.

INVESTMENT STRATEGY
The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout Asia and the Pacific Rim, and computer intensive systematic disciplines to uncover signs of "change at the margin"-- positive business developments which are not yet fully reflected in a company's stock price.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of, or have a principal office in, a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country. The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. These countries include but are not limited to Australia, China, Hong Kong, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation. The Fund invests the remainder primarily in a combination of equity and debt securities of any maturity of issuers located throughout the world. Under normal circumstances, the Fund invests no more than 25% of its total assets in issuers of any one country. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


PORTFOLIO MANAGEMENT

The Investment Adviser together with its Hong Kong and Singapore affiliates emphasize a team approach to portfolio management to maximize their overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in countries with emerging markets. Certain Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few industries or heavily dependent upon foreign trade, and securities markets that trade infrequently or in low volumes. The securities of small, less well-known companies may be more volatile than those of larger companies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first full year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.40%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Operating expenses and Total operating expenses are expected to be 1.00%, 3.50% and 4.50% respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN WAS 5%.

  1 Year     3 Years     5 Years     10 Years
   $14         $44         $77         $168

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the Fund outstanding throughout the period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                    12/31/97
                                                     TO
                                                    3/31/98
PER SHARE DATA:
Net asset value, beginning of period                $12.50
Income from investment operations:
  Net investment income (deficit)                   0.02
  Net realized and unrealized gains (losses) on
  securities and foreign currency                   0.14
---------------------------------------------------------
Total from investment operations                    0.16
Less distributions:
  Dividends from net investment income               --
  Distributions from capital gains                   --
---------------------------------------------------------
Net asset value, end of period                      $12.66
---------------------------------------------------------
TOTAL RETURN:                                       1.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                    $1,197
Ratio of expenses to average net assets, after
expense reimbursement                               1.40%*
Ratio of expenses to average net assets, before
expense reimbursement                               4.50%*
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement     0.74%*
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement    (2.37%)*
Portfolio turnover                                  86.04%
Average commission rate paid                        $0.0188

*    Annualized

22

   GREATER CHINA FUND

INVESTMENT OBJECTIVE

Maximum long-term appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional research, calling on the expertise of many external analysts in Asia, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price.

PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in China, Hong Kong or Taiwan, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in China, Hong Kong or Taiwan, (iii) they maintain 50% or more of their assets in China, Hong Kong or Taiwan, or (iv) they are organized under the laws of China, Hong Kong or Taiwan. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation. The Fund invests the remainder primarily in a combination of equity and debt securities of any maturity of issuers located throughout the world. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options, futures contracts, currency swaps and forward currency transactions as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser together with its Hong Kong and Singapore affiliates emphasize a team approach to portfolio management to maximize their overall effectiveness. For a complete listing of the portfolio teams, see "Portfolio Teams" on page 57.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Because the Fund invests its assets primarily in securities of issuers operating in the greater China area, its performance is expected to be closely tied to economic and political conditions in the area and the Fund's performance will be more volatile than more geographically diversified funds. The securities of small, less well known companies may be more volatile than those of larger companies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first full year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.40%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Operating expenses and Total operating expenses are expected to be 1.00%, 3.70% and 4.70% respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVESTED ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN WAS 5%.

  1 Year     3 Years     5 Years     10 Years
   $14         $44         $77         $168

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the Fund outstanding throughout the period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           12/31/97
                                          TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50
Income from investment operations:
  Net investment income (deficit)            0.02
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   1.62
----------------------------------------------------
Total from investment operations             1.64
Less distributions:
  Dividends from net investment income        --
  Distributions from capital gains            --
----------------------------------------------------
Net asset value, end of period              $14.14
----------------------------------------------------
TOTAL RETURN:                               13.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $1,192
Ratio of expenses to average net assets,
after expense reimbursement                 1.40%*
Ratio of expenses to average net assets,
before expense reimbursement                4.70%*
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement                               0.57%*
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement                              (2.73%)*
Portfolio turnover                          34.08%
Average commission rate paid               $0.0039

*    Annualized

24

   LATIN AMERICA FUND

INVESTMENT OBJECTIVE

Long-term growth of capital.

INVESTMENT STRATEGY

Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional and fundamental research, calling on the expertise of many external analysts in different countries throughout Latin America, and computer intensive systematic disciplines to uncover signs of "change at the margin"-- positive business developments which are not yet fully reflected in a company's stock price.

PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more Latin American countries, (ii) they are organized under the laws of, or have a principal office in, a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries, or (iv) the principal trading market for a class of their securities is in a Latin American country. These countries may include: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer potential for capital appreciation. The Fund invests the remainder primarily in a combination of equity and debt securities of any maturity of issuers located throughout the world. The Fund may invest without limitation in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options, futures contracts, currency swaps, and forward currency transactions as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in many Latin American countries, since these countries have unstable governments, less established markets, and volatile currencies. The securities of small, less well known companies may be more volatile than those of larger companies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first full year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.25%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.40%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.65%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Total operating expenses and Other expenses are expected to be 1.25, 5.20% and 3.95% respectively, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $17         $52         $90         $195

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the Fund outstanding throughout the period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                     11/28/97
                                                    TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period                  $12.50
Income from investment operations:
  Net investment income (deficit)                      0.15
  Net realized and unrealized gains (losses) on
  securities and foreign currency                      1.27
---------------------------------------------------------------
Total from investment operations                       1.42
Less distributions:
  Dividends from net investment income                  --
  Distributions from capital gains                      --
---------------------------------------------------------------
Net asset value, end of period                        $13.92
---------------------------------------------------------------
TOTAL RETURN:                                         11.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                      $1,184
Ratio of expenses to average net assets, after
expense reimbursement                                 1.65%*
Ratio of expenses to average net assets, before
expense reimbursement                                 5.20%*
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement       3.33%*
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement     (0.21%)*
Portfolio turnover                                    188.19%
Average commission rate paid                          $0.0019

*    Annualized

26

   LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

Long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund invests primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase. As of June 30, 1998, the bottom 10% of the Index included companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and companies whose earnings and stock prices are expected to grow faster than Standard and Poor's 500 Stock Index (the "S&P 500") ("large cap securities").

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of large capitalization U.S. companies, including common and preferred stocks, warrants, and convertible securities. It invests the remainder primarily in corporate debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, U.S. Government securities, and equity securities of foreign issuers. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS


As with any growth fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. To the extent the Fund is overweighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks also depends on changes in foreign currency values, different regulatory and political environments, and overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.75%, Total operating expenses would have been 3.67% and Other expenses would have been 2.92%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $10         $32         $55         $122

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.


                                           12/27/96     4/1/97
                                          TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $13.00
Income from investment operations:
  Net investment income (deficit)             --        (0.02)
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.50        7.55
----------------------------------------------------------------
Total from investment operations             0.50        7.53
Less distributions:
  Dividends from net investment income        --          --
  Distributions from capital gains            --        (4.03)
----------------------------------------------------------------
Net asset value, end of period              $13.00      $16.50
----------------------------------------------------------------
TOTAL RETURN:                               4.00%       63.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $1,293      $2,556
Ratio of expenses to average net assets,
after expense reimbursement+                1.00%*      1.01%
Ratio of expenses to average net assets,
before expense reimbursement+               4.99%*      3.67%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                             (0.06)%*    (0.17%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (1.68)%*    (2.82%)
Portfolio turnover**                       320.73%     305.78%
Average commission rate paid**             $0.0594     $0.0584


*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

28

   MID CAP GROWTH FUND
  (FORMERLY CORE GROWTH FUND)

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund invests at least 65% of its net assets in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. As of June 30, 1998, the middle 90% included companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of its assets primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS

As with any growth fund, the value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%

1. The Investment Advisor has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.75%, Total operating expenses would have been 1.19% and Other expenses would have been 0.44%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $10         $32         $55         $122

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           4/19/93      4/1/94      4/1/95      4/1/96      4/1/97
                                          TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $12.68      $12.62      $16.26      $15.39
Income from investment operations:
  Net investment income (deficit)           (0.01)      (0.01)      (0.03)      (0.08)      (0.07)
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.92        0.38        4.47        0.49        6.00
----------------------------------------------------------------------------------------------------
Total from investment operations             0.91        0.37        4.44        0.41        5.93
Less distributions:
  Dividends from net investment income        --          --          --          --          --
  Distributions from capital gains          (0.73)      (0.43)      (0.80)      (1.28)      (4.16)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $12.68      $12.62      $16.26      $15.39      $17.16
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                               6.84%       3.30%       35.81%      1.74%       42.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period           $77,947     $72,826     $149,969    $156,443    $169,412
Ratio of expenses to average net assets,
after expense reimbursement+                0.97%*      0.99%       0.98%       1.00%       0.97%
Ratio of expenses to average net assets,
before expense reimbursement+               1.14%*      1.07%       1.06%       1.02%       1.19%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                             (0.07%)*    (0.06%)     (0.32%)     (0.45%)     (0.72%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (0.24%)*    (0.14%)     (0.40%)     (0.47%)     (0.94%)
Portfolio turnover**                        84.84%      98.09%     114.48%     153.20%     199.54%
Average commission rate paid**               N/A         N/A       $0.0593     $0.0582     $0.0552

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

30


   LARGE CAP VALUE FUND


INVESTMENT OBJECTIVE


Long-term capital appreciation.


INVESTMENT STRATEGY


The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. Using predominantly traditional fundamental research, it uncovers stocks that meet three investment criteria: attractive valuations, below average risk, and prospects for business improvement.



The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.


PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of U.S. companies with large capitalizations. Generally, large capitalization stocks are those with market capitalizations greater than $3 billion. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

As with any equity fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES


Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%


1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees, Total operating expenses and Other expenses are expected to be 0.75%, 2.46% and 1.71% absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.


  1 Year     3 Years
   $10         $32


     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


FINANCIAL HIGHLIGHTS



The Large Cap Value Fund is a new fund for which financial highlights are not available.

32

   VALUE FUND

INVESTMENT OBJECTIVE


Long-term capital appreciation.


INVESTMENT STRATEGY


The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover stocks that meet three investment criteria: attractive valuations, underlying financial strength, and prospects for business improvement.



The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

As with any equity fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.75%, Total operating expenses would have been 2.46% and Other expenses would have been 1.71%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $10         $32         $55         $122

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           4/30/96      4/1/97
                                          TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $15.06
Income from investment operations:
  Net investment income (deficit)            1.50         --
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   3.11        8.42
----------------------------------------------------------------
Total from investment operations             4.61        8.42
Less distributions:
  Dividends from net investment income      (1.44)      (0.15)
  Distributions from capital gains          (0.61)      (1.43)
----------------------------------------------------------------
Net asset value, end of period              $15.06      $21.90
----------------------------------------------------------------
TOTAL RETURN:                               26.77%      57.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $3,062     $10,260
Ratio of expenses to average net assets,
after expense reimbursement+                1.00%*      1.01%
Ratio of expenses to average net assets,
before expense reimbursement+               3.34%*      2.46%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              1.64%*      2.33%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                              0.59%*      0.87%
Portfolio turnover**                       139.27%      55.14%
Average commission rate paid**             $0.0589     $0.0600

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

34

   SMALL CAP GROWTH FUND
  (FORMERLY EMERGING GROWTH FUND)

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund invests at least 65% of its net assets in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase. As of June 30, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS


As with any growth fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Although small-cap stocks have a history of long-term growth, they tend to be more volatile and speculative than stocks of larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.00%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.17%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.17%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 1.00%, Total operating expenses would have been 1.44% and Other expenses would have been 0.44%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $12         $37         $64         $142

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           10/1/93      4/1/94      4/1/95      4/1/96      4/1/97
                                          TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $11.38      $11.58      $15.10      $11.06
Income from investment operations:
  Net investment income (deficit)           (0.04)      (0.05)      (0.11)      (0.08)      (0.03)
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                  (0.69)       0.95        4.45       (0.31)       5.10
----------------------------------------------------------------------------------------------------
Total from investment operations            (0.73)       0.90        4.34       (0.39)       4.97
Less distributions:
  Dividends from net investment income        --          --          --          --          --
  Distributions from capital gains          (0.39)      (0.70)      (0.82)      (3.65)      (1.96)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $11.38      $11.58      $15.10      $11.06      $14.17
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                              (6.06%)      8.69%       38.27%     (5.66%)      47.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period           $165,940    $206,696    $224,077    $167,230    $257,599
Ratio of expenses to average net assets,
after expense reimbursement+                1.17%*      1.18%       1.16%       1.17%       1.19%
Ratio of expenses to average net assets,
before expense reimbursement+               1.18%*      1.24%       1.20%       1.26%       1.44%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                             (0.83%)*    (0.58%)     (0.62%)     (0.72%)     (1.16%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (0.84%)*    (0.64%)     (0.66%)     (0.81%)     (1.41%)
Portfolio turnover**                        50.51%     100.46%     129.59%     112.90%      91.66%
Average commission rate paid**               N/A         N/A       $0.0523     $0.0520     $0.0528

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

36

   MINI CAP GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund invests at least 65% of its net assets in stocks from a universe of U.S. companies with market capitalizations corresponding to the bottom 5% of the Russell 2000 Growth Index at time of purchase. As of June 30, 1998, the bottom 5% of the Index included companies with capitalizations less than $255 million. Capitalization of companies in the Index will change with market conditions.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize it overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS


As with any growth fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. The securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  1.25%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.31%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.56%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 1.25%, Total operating expenses would have been 1.83% and Other expenses would have been 0.58%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $16         $49         $85         $186

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           7/12/95      4/1/96      4/1/97
                                          TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $15.85      $15.94
Income from investment operations:
  Net investment income (deficit)           (0.05)      (0.17)      (0.17)
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   3.40        0.84       10.93
----------------------------------------------------------------------------
Total from investment operations             3.35        0.67       10.78
Less distributions:
  Dividends from net investment income        --          --          --
  Distributions from capital gains            --        (0.58)      (1.65)
----------------------------------------------------------------------------
Net asset value, end of period              $15.85      $15.94      $25.05
----------------------------------------------------------------------------
TOTAL RETURN:                               26.80%      3.90%       68.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period           $25,237     $28,712     $82,122
Ratio of expenses to average net assets,
after expense reimbursement+                1.55%*      1.56%       1.57%
Ratio of expenses to average net assets,
before expense reimbursement+               2.46%*      1.99%       1.83%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                             (0.98%)*    (1.08%)     (2.51%)
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (1.36%)*    (1.30%)     (2.77%)
Portfolio turnover**                       106.99%     164.01%     113.45%
Average commission rate paid**             $0.0529     $0.0455     $0.0501

*    Annualized
**   For corresponding Series of the Master Trust
+    Includes expenses allocated from Master Trust

38

   CONVERTIBLE FUND
  (FORMERLY INCOME & GROWTH FUND)

INVESTMENT OBJECTIVE

Maximum total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGY

The Fund invests primarily in convertible securities. The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the Investment Adviser searches for what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations above $500 million. The Fund seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. It invests the remainder primarily in common and preferred stocks, debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.


At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS

Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of the Fund's investments varies in response to movements in the stock and bond markets. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger, more established companies. The value of the Fund's debt securities changes as interest rates fluctuate: if rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. In addition, the lower-rated debt securities in which the Fund may invest are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.75%, Total operating expenses would have been 1.20% and Other expenses would have been 0.45%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $10         $32         $55         $122

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           4/19/93      4/1/94      4/1/95      4/1/96      4/1/97
                                          TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $13.39      $11.86      $14.45      $14.97
Income from investment operations:
  Net investment income (deficit)            0.42        0.54        0.53        0.51        0.47
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   2.12       (0.85)       2.59        1.51        4.20
----------------------------------------------------------------------------------------------------
Total from investment operations             2.54       (0.31)       3.12        2.02        4.67
Less distributions:
  Dividends from net investment income      (0.42)      (0.54)      (0.53)      (0.52)      (0.47)
  Distributions from capital gains          (1.23)      (0.68)        --        (0.98)      (0.53)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.39      $11.86      $14.45      $14.97      $18.64
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                               20.18%     (2.02%)      26.69%      14.37%      31.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period           $18,332     $12,506     $17,239     $18,344     $80,084
Ratio of expenses to average net assets,
after expense reimbursement+                0.99%*      1.00%       1.00%       1.00%       0.97%
Ratio of expenses to average net assets,
before expense reimbursement+               1.50%*      1.48%       1.53%       1.37%       1.20%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              3.36%*      4.28%       3.88%       3.43%       6.25%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                              2.85%*      3.80%       3.34%       3.03%       6.01%
Portfolio turnover**                       177.52%     125.51%     144.97%     166.84%     159.59%
Average commission rate paid**               N/A         N/A       $0.0597     $0.0154     $0.0595

*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

40

   BALANCED GROWTH FUND

INVESTMENT OBJECTIVE
A balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY
The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities with an emphasis on the overall total return.
For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin"--positive business developments that are not yet fully reflected in a company's stock price.
The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities, with an emphasis on companies with market capitalizations in excess of $500 million, and about 40% of its total assets to debt securities of any maturity issued by corporations and the U.S. Government and its agencies and instrumentalities. A portion of the Fund's net assets (less than 35%) may be invested in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options as a hedging technique.


PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

As with any fund that invests in common stocks and debt obligations, the value of the Fund's investments varies in response to movements in the stock and bond markets. Equity securities in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities changes as interest rates fluctuate: if rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. In addition, the lower-rated securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.75%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.25%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        1.00%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.75%, Total operating expenses would have been 3.44% and Other expenses would have been 2.69%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
   $10         $32         $55         $122

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                           10/1/93      4/1/94      4/1/95      4/1/96      4/1/97
                                          TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $11.71      $12.01      $14.20      $13.94
Income from investment operations:
  Net investment income (deficit)            0.08        0.22        0.37        0.36        0.34
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                  (0.79)       0.30        2.19        0.75        5.14
----------------------------------------------------------------------------------------------------
Total from investment operations            (0.71)       0.52        2.56        1.11        5.48
Less distributions:
  Dividends from net investment income      (0.08)      (0.22)      (0.37)      (0.33)      (0.37)
  Distributions from capital gains            --          --          --        (1.04)      (1.39)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $11.71      $12.01      $14.20      $13.94      $17.66
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                              (5.66%)      4.56%       21.45%      7.46%       40.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period             $143        $284        $625        $710        $992
Ratio of expenses to average net assets,
after expense reimbursement+                0.99%*      1.00%       1.00%       1.00%       1.01%
Ratio of expenses to average net assets,
before expense reimbursement+              43.16%*      20.66%      9.90%       7.37%       3.44%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              1.59%*      2.06%       2.74%       2.49%       4.21%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                            (40.58%*)    (17.60%)    (5.74%)     (3.63%)      1.77%
Portfolio turnover**                        85.43%     110.40%     197.19%     212.95%     260.03%
Average commission rate paid**               N/A         N/A       $0.0594     $0.0586     $0.0600

*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

42

   SHORT INTERMEDIATE FIXED INCOME FUND

INVESTMENT OBJECTIVE

Preserving principal and liquidity while seeking a relatively high level of current income.

INVESTMENT STRATEGY

The Fund's Investment Adviser invests primarily in a portfolio of short-to-intermediate-term bonds that it expects to generate a greater return than the return on one-to three-year U.S. Treasury obligations over a full market cycle. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 90% of its total assets in an actively managed portfolio of debt obligations issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. All such obligations are payable in U.S. dollars or, if not payable in U.S. dollars, are fully hedged. The Fund may also use options, futures contracts, and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS


As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average portfolio duration. To the extent the Fund invests in foreign securities, different political, regulatory environments and other overall economic factors in the countries where the Fund invests may affect performance. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL PORTFOLIO OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.30%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.05%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        0.35%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.30%, Total operating expenses would have been 1.51% and Other expenses would have been 1.21%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
    $4         $11         $20         $44

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           8/31/95      4/1/96      4/1/97
                                          TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $12.79      $12.66
Income from investment operations:
  Net investment income (deficit)            0.37        0.79        0.83
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.29       (0.13)       0.10
----------------------------------------------------------------------------
Total from investment operations             0.66        0.66        0.93
Less distributions:
  Dividends from net investment income      (0.37)      (0.79)      (0.83)
  Distributions from capital gains            --          --          --
----------------------------------------------------------------------------
Net asset value, end of period              $12.79      $12.66      $12.76
----------------------------------------------------------------------------
TOTAL RETURN:                               5.33%       5.30%       7.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $4,726      $5,364     $13,535
Ratio of expenses to average net assets,
after expense reimbursement+                0.35%*      0.35%       0.36%
Ratio of expenses to average net assets,
before expense reimbursement+               3.17%*      2.86%       1.51%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              5.81%*      6.18%       13.03%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                             (4.01%*)     4.95%       11.88%
Portfolio turnover**                       114.38%     132.30%      197.10
Average commission rate paid**                --          --          --

*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

44

   HIGH QUALITY BOND FUND
  (FORMERLY FULLY DISCRETIONARY FIXED INCOME FUND)

INVESTMENT OBJECTIVE

Maximum total return.

INVESTMENT STRATEGY

The Fund's Investment Adviser seeks to outperform the total return of an index of either government/corporate investment grade debt or government/corporate/mortgage investment grade debt through an actively managed diversified portfolio of debt securities. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 65% of its net assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated in the top two investment grades by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.



The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.

RISK FACTORS

As with any fund that invests in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. In addition, the lower-rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.45%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)           --
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        0.45%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.45%, Total operating expenses would have been 1.64% and Other expenses would have been 1.19%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
    $5         $14         $25         $57

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           8/31/95      4/1/96      4/1/97
                                          TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $12.72      $12.54
Income from investment operations:
  Net investment income (deficit)            0.45        0.79        0.84
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.47       (0.17)       0.70
----------------------------------------------------------------------------
Total from investment operations             0.92        0.62        1.54
Less distributions:
  Dividends from net investment income      (0.44)      (0.80)      (0.84)
  Distributions from capital gains          (0.26)        --        (0.14)
----------------------------------------------------------------------------
Net asset value, end of period              $12.72      $12.54      $13.10
----------------------------------------------------------------------------
TOTAL RETURN:                               5.49%       4.98%       12.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $4,414     $15,865     $15,759
Ratio of expenses to average net assets,
after expense reimbursement+                0.45%*      0.45%       0.46%
Ratio of expenses to average net assets,
before expense reimbursement+               6.45%*      3.74%       1.64%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              6.39%*      6.12%       12.80%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                              2.63%*      4.71%       11.62%
Portfolio turnover**                        60.06%     190.41%     406.62%
Average commission rate paid**                --          --          --

*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

46

   STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

High level of current income.

INVESTMENT STRATEGY

The Fund's Investment Adviser generally invests across three sectors--U.S. and foreign fixed income securities, lower-rated debt securities, and mortgage-backed securities--but may invest all of the Fund's assets in one sector if, in its judgment, an opportunity exists to generate higher income without undue risk to principal. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 65% of its total assets in income producing securities such as international fixed income securities, lower-rated debt securities, and mortgage-related securities. There is no limit on the portfolio maturity or the acceptable rating of a security to be bought by the Fund; however, under normal conditions the average rating of the Fund's portfolio will be investment grade as rated by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. The Fund may also buy common and preferred stocks and may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


PORTFOLIO MANAGEMENT


The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS

As with any fund that invests primarily in income producing securities, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates rise, debt security prices fall; if rates fall, debt security prices rise. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates or recession may adversely affect the issuer's ability to pay interest and principal. Mortgage-related securities have yield and maturity characteristics of the underlying mortgages, and thus have higher prepayments than other securities during periods of declining interest rates. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL PORTFOLIO OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.60%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.15%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        0.75%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.60%, Total operating expenses would have been 3.62% and Other expenses would have been 3.02%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
    $8         $24         $42         $93

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           7/31/96      4/1/97
                                          TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $13.06
Income from investment operations:
  Net investment income (deficit)            0.61        0.95
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.76        1.53
----------------------------------------------------------------
Total from investment operations             1.37        2.48
Less distributions:
  Dividends from net investment income      (0.61)      (0.95)
  Distributions from capital gains          (0.20)      (1.15)
----------------------------------------------------------------
Net asset value, end of period              $13.06      $13.44
----------------------------------------------------------------
TOTAL RETURN:                               11.07%      20.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $4,206      $4,241
Ratio of expenses to average net assets,
after expense reimbursement+                0.77%*      0.76%
Ratio of expenses to average net assets,
before expense reimbursement+               2.33%*      3.62%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              6.97%*      14.04%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                              6.36%*      11.18%
Portfolio turnover**                       211.63%     326.07%
Average commission rate paid**             $0.0600     $0.0564

*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

48

   HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
High level of current income and capital growth.

INVESTMENT STRATEGY
The Fund invests primarily in lower-rated debt securities commonly referred to as "junk bonds." When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in debt and convertible securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 66. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies. The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalizations above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 57.


RISK FACTORS

As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. When rates rise, debt security prices fall; when rates fall, debt security prices rise. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 61.


INVESTOR EXPENSES - CLASS I SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                   None
---------------------------------------------------------
Sales charge on reinvested dividends                None
---------------------------------------------------------
Deferred sales charge                               None
---------------------------------------------------------
Redemption fee                                      None
---------------------------------------------------------
Exchange fee                                        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(1)                                  0.60%
---------------------------------------------------------
12b-1 expenses                                      None
---------------------------------------------------------
Other expenses (after expense deferral)(1)          0.15%
---------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                        0.75%

1. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Management fees would have been 0.60%, Total operating expenses would have been 2.66% and Other expenses would have been 2.06%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year     3 Years     5 Years     10 Years
    $8         $24         $42         $93

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                           7/31/96      4/1/97
                                          TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period        $12.50      $13.20
Income from investment operations:
  Net investment income (deficit)            0.74        1.11
  Net realized and unrealized gains
  (losses) on securities and foreign
  currency                                   0.95        2.02
----------------------------------------------------------------
Total from investment operations             1.69        3.13
Less distributions:
  Dividends from net investment income      (0.73)      (1.15)
  Distributions from capital gains          (0.26)      (1.72)
----------------------------------------------------------------
Net asset value, end of period              $13.20      $13.46
----------------------------------------------------------------
TOTAL RETURN:                               13.90%      25.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period            $4,608     $10,771
Ratio of expenses to average net assets,
after expense reimbursement+                0.75%*      0.76%
Ratio of expenses to average net assets,
before expense reimbursement+               1.95%*      2.66%
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                              8.47%*      8.28%
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                              7.97%*      6.38%
Portfolio turnover**                       465.32%     484.39%
Average commission rate paid**                --          --

*    Annualized
**   For the corresponding Series of the predecessor Master Trust
+    Includes expenses allocated from the predecessor Master Trust

50

   SIMPLIFIED ACCOUNT INFORMATION

                                                          OPENING AN ACCOUNT
   This is the minimum
   initial investment                                          $250,000
-----------------------------------------------------------------------------------------------------------
    Use this type of
       application                               New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------
                               Each Fund offers a variety of features, which are described in the "Your
    Before completing      Account" section of this prospectus. Please read this section before completing
     the application                                       the application.
-----------------------------------------------------------------------------------------------------------
     Completing the          If you need assistance, contact your financial representative, or call us at
       application                                         (800) 551-8043.
-----------------------------------------------------------------------------------------------------------
                               Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
If you are sending money      PO BOX 8326, BOSTON, MA 02266-8326. The Trust will not accept third-party
        by CHECK                                               checks.
-----------------------------------------------------------------------------------------------------------
                              Please read the bank wire or ACH section under the "Buying Shares" section below.
                           You will need to obtain an account number with the Trust by sending a completed
If you are sending money                                   application to:
   by BANK WIRE or ACH           NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326.
                           To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                            BUYING SHARES
   This is the minimum
  subsequent investment                                        $10,000
-----------------------------------------------------------------------------------------------------------
                            The Trust is generally open on days that the New York Stock Exchange is open.
   The price you will       All transactions received in good order before the market closes receive that
         receive                                             day's price.
-----------------------------------------------------------------------------------------------------------
                                     Instruct your bank to wire the amount you wish to invest to:
                                            STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                   DDA #9904-645-0
      by BANK WIRE                               STATE STREET BOS, ATTN: MUTUAL FUNDS
                             CREDIT: NICHOLAS-APPLEGATE [FUND NAME] CLASS I SHARES, [YOUR NAME], [ACCOUNT
                                                           NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------
                            Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
                           account. To establish this option, either complete the appropriate sections when
If you are sending money                                 opening an account,
         by ACH            contact your financial representative, or call us at (800) 551-8043 for further information.
                                    To initiate an ACH purchase, call the Trust at (800) 551-8043.

                                                           SELLING OR REDEEMING SHARES
                                            IN WRITING                                      BY PHONE
                           --------------------------------------------------------------------------------------------
                                                                           Selling shares by phone is a service option
                                                                            which must be established on your account
                                                                                              prior
                                                                           to making a request. See the "Your Account"
                                                                                            section,
                                                                          or contact your financial representative, or
                             Certain requests may require a SIGNATURE                       call the
                                            GUARANTEE.                         Trust at (800) 551-8043 for further
 Things you should know    See the next section for further information.                  information.
                            You may sell up to the full account value.      The maximum amount which may be requested
                                                                            by phone, regardless of account size, is
                                                                                            $50,000.
                                                                           Amounts greater than that must be requested
                                                                             in writing. If you wish to receive your
                                                                                            monies by
                                                                            bank wire, the minimum request is $5,000.
                                                                          ---------------------------------------------
                            If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
-----------------------------------------------------------------------------------------------------------------------
   The price you will                  The Trust is open on days that the New York Stock Exchange is open.
         receive            All transactions received in good order before the market closes receive that day's price.
-----------------------------------------------------------------------------------------------------------------------
                                Please put your request in writing,
                                            including:
                              the name of the account owners, account
                                              number
                            and Fund and share Class you are redeeming
                                               from,                         Contact your financial representative,
                            and the share or dollar amount you wish to            or call us at (800) 551-8043.
 If you want to receive                        sell,                        The proceeds will be sent to the existing
your monies by BANK WIRE      signed by all account owners. Mail this                       bank wire
                                            request to:                          address listed on the account.
                                 NICHOLAS-APPLEGATE MUTUAL FUNDS,
                                PO BOX 8326, BOSTON, MA 02266-8326.
                            The check will be sent to the existing bank
                                               wire
                                  address listed on the account.
-----------------------------------------------------------------------------------------------------------------------
                                                                             Contact your financial representative,
                                                                                  or call us at (800) 551-8043.
                                                                          The proceeds will be sent in accordance with
 If you want to receive                                                                   the existing
   your monies by ACH            Please call us at (800) 551-8043.          ACH instructions on the account and will
                                                                                          generally be
                                                                             received at your bank two business days
                                                                                 after your request is received.

52

   SIMPLIFIED ACCOUNT INFORMATION

                                                         SIGNATURE GUARANTEES
                             A signature guarantee from a financial institution is required to verify the authenticity of an individual's
      A definition         signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------
                           A signature guarantee is needed when making a written request for the following reasons:
                                          1. When selling more than $50,000 worth of shares;
                                   2. When you want a check or bank wire sent to a name or address
    When you need one                        that is not currently listed on the account;
                                    3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                       4. If your address was changed within the last 60 days.

                                                          EXCHANGING SHARES
   This is the minimum
        exchange
  amount to open a new                                         $250,000
         account
-----------------------------------------------------------------------------------------------------------
                                 The Trust is open on days that the New York Stock Exchange is open.
   The price you will       All transactions received in good order before the market closes receive that
         receive                                             day's price.
-----------------------------------------------------------------------------------------------------------
                              The exchange must be to the Class I Shares of another Fund or to the Money
                                      Market Fund and to an account with the same registration.
                           If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
 Things you should know     equal to or greater than the Fund's minimum account size (see the "Opening an
                                                          Account" section).
                           To protect other investors, the Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------
                                 Contact your financial representative, or call us at (800) 551-8043.
    How to request an          The Trust will accept a request by phone if this feature was previously
    exchange by PHONE                                established on your account.
                                       See the "Your Account" section for further information.
-----------------------------------------------------------------------------------------------------------
                           Please put your exchange request in writing, including: the name on the account, the name of the Fund
    How to request an      and the account number you are exchanging from, the shares or dollar amount you
    exchange by MAIL                                      wish to exchange,
                           and the Fund you wish to exchange to. Mail this request to: PO BOX 8326, BOSTON,
                                                            MA 02266-8326.

   YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Class I Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C and Q Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share Classes from Nicholas-Applegate Securities at (800) 551-8643.

VALUATION OF SHARES. The net asset value per share ("NAV") for Class I Shares of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing the value of the Class' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company
Attention: Nicholas-Applegate Mutual Funds
P.O. Box 8326
Boston, MA 02266-8326

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S., 1-617-774-5000 (collect).

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent at the address or telephone number provided above.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

/ / After every transaction that affects your account balance.

/ / After any changes of name or address of the registered owner(s).


/ / In all other circumstances, every month.


Every year you will also receive an applicable tax information statement, mailed by January 31.

54

   YOUR ACCOUNT

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:


        ANNUALLY                 QUARTERLY                  MONTHLY
 Global Blue Chip         Global Growth & Income    Short Intermediate
 International Core       Balanced Growth           High Quality Bond
   Growth                 Convertible               Strategic Income
 Worldwide Growth                                   High Yield Bond
 International Small Cap                            Emerging Markets Bond
 Emerging Countries
 Global Technology
 Greater China
 Pacific Rim
 Latin America
 Large Cap Growth
 Mid Cap Growth
 Large Cap Value
 Value
 Small Cap Growth
 Mini Cap Growth


Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Class I Shares of each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into Class I Shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SHAREHOLDER SERVICES. The Investment Adviser may make payments from its own resources to brokers, consultants and financial institutions for performing certain services for shareholders and for the maintenance of shareholder accounts.

   ORGANIZATION AND MANAGEMENT

INVESTMENT ADVISER COMPENSATION


Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Emerging Countries and Latin American Funds each pays an advisory fee at the annual rate of 1.25% of the Fund's average net assets. The Large Cap Value Fund and Value Fund each pays a monthly fee at the annual rate of 0.75% of the Fund's average net assets. The Global Technology Fund pays a monthly fee at the annual rate of 1.00% of the Fund's average net assets. The Mini Cap Growth Fund pays a monthly fee at the annual rate of 1.25%. The Pacific Rim, Greater China and Small Cap Growth Funds each pays at the annual rate of 1.00% of the Fund's average net assets. The Worldwide Growth, International Core Growth and International Small Cap Growth Funds each pays at the annual rate of 1.00% on the first $500 million of the Fund's average net assets, 0.90% on the next $500 million of the Fund's average net assets, and 0.85% on average net assets of the Fund in excess of $1 billion. The Global Growth & Income Fund pays at the annual rate of 0.85% of the Fund's average net assets. The Short Intermediate Fund pays at the annual rate of 0.30% of the first $250 million of the Fund's average net assets and 0.25% of the average net assets in excess of $250 million. The Emerging Markets Bond Fund pays at the annual rate of 0.70% of its average net assets. The Global Blue Chip Fund pays at the annual rate of 0.80% of the Fund's average net assets. The High Quality Bond Fund pays at the annual rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of average net assets in excess of $750 million. The Strategic Income and High Yield Bond Funds each pays at the annual rate of 0.60% of the Fund's average net assets. The Large Cap Growth, Mid Cap Growth, Convertible, and Balanced Growth Funds each pays at the annual rate of 0.75% of the first $500 million of the Fund's average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of average net assets in excess of $1 billion.



The Investment Adviser has agreed to defer certain fees payable by the Funds (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses), and to absorb other operating expenses of the Funds, subject to later reimbursement, so that the expenses for the Class I Shares of the Funds will not exceed the following expense ratios on an annual basis through March 31, 1999: Worldwide Growth and Global Growth & Income Funds--1.35%; International Core Growth, International Small Cap Growth, Global Technology, Greater China and Pacific Rim Funds-- 1.40%; Emerging Countries and Latin America Funds-- 1.65%; Short Intermediate Fund--0.35%; High Quality Bond Fund--0.45%; Strategic Income and High Yield Bond Funds--0.75%; Convertible, Balanced Growth, Large Cap Growth, Large Cap Value, Value and Mid Cap Growth Funds--1.00%; Small Cap Growth Fund-- 1.17%; Mini-Cap Growth Fund--1.56%; Emerging Markets Bond Fund--0.95%; and Global Blue Chip Fund-- 1.20%. Each Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above for any such year. The Investment Adviser will not recover any fee waivers or expense reimbursements from a Fund more than five years after the expenses were incurred (March 31, 2003 in the case of expenses incurred prior to March 31, 1998).


SUB-ADVISERS. To assist it in the management of the Greater China and Pacific Rim Funds, the Investment Adviser has entered into sub-advisory agreements with its investment advisory affiliates, Nicholas-Applegate Capital Management--Hong Kong, 6th Floor, Three Exchange Square, 8 Connaught Place, Hong Kong, and Nicholas-Applegate Capital Management--Asia, 65 Chulia Street #3201/04 OCBC Centre, Singapore (the "Sub-Advisers"). Pursuant to each sub-advisory agreement, the Investment Adviser pays each of its affiliates a fee ranging from 10% to 40% of the fee it receives. To the extent the Investment Adviser waives or defers its management fee under circumstances outlined above, the Sub-Advisers will also waive or defer their fees.

ADMINISTRATOR COMPENSATION


The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Investment Company Administration Corporation a monthly fee at an annual rate ranging from 0.05% to 0.01% of average net assets, with a minimum of $40,000 per Fund.


DISTRIBUTOR

Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California 92101
(800) 551-8045

PORTFOLIO TRADES

The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser and Sub-Advisers may use brokerage firms that sell shares of the Fund or that provide research services to the Fund, but only when the Investment Adviser and Sub Advisers believe no other

56

   ORGANIZATION AND MANAGEMENT
firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE

Each Fund's investment objective is fundamental and may only be changed with shareholder approval. The other fundamental limitations are described in the Statement of Additional Information. All other changes may be made by the Board of Trustees without shareholder approval.

DIVERSIFICATION

All the Funds are diversified, except the Emerging Markets Bond Fund, which is non-diversified. All Funds are also subject to the diversification limits imposed by the Internal Revenue Code.

PRIOR MASTER-FEEDER STRUCTURE

Prior to July 24, 1998, the various Classes of most of the Funds were separate Portfolios of the Trust, and invested all of their assets in corresponding portfolios of Nicholas-Applegate Investment Trust (the "Master Trust"). In this "master-feeder" structure, the Investment Adviser served as the adviser to the Master Trust, and the Trust had no separate adviser. The master-feeder structure was terminated, with the approval of the shareholders of the Trust, in order to achieve certain economies for the Trust.

PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL


ARTHUR E. NICHOLAS, MANAGING PARTNER



Chief Investment Officer



Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank



B.S.--San Diego State University


CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL GROWTH & INCOME, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM, AND GREATER CHINA


ANDREW B. GALLAGHER, PARTNER



Portfolio Manager



Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management



M.B.A.--San Diego State University; B.A.--University of California, Irvine



WORLDWIDE GROWTH



JOHN J. KANE, PARTNER



Portfolio Manager



Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company



M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles



GLOBAL TECHNOLOGY



PEDRO V. MARCAL, PARTNER



Portfolio Manager



Joined firm in 1994; 5 years prior investment management experience with A.B.
    Laffer, V.A. Canto & Associates, and A-Mark Precious Metals



B.A.--University of California, San Diego



EMERGING COUNTRIES



LORETTA J. MORRIS, PARTNER



Portfolio Manager



Joined firm in 1990; 10 years prior investment management experience with Collins Associates. Attended California State University, Long Beach; CFA Level II candidate



WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME


LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, GLOBAL GROWTH & INCOME, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM AND GREATER CHINA



JON BORCHARDT



Portfolio Manager



Joined firm in 1994; 5 years prior investment management experience with Union
    Bank



B.S--University of San Francisco



EMERGING COUNTRIES AND LATIN AMERICA



MELISA A. GRIGOLITE



Portfolio Manager



Joined firm in 1991; prior experience with SGPA Architecture and Planning



M.S.--San Diego State University; B.S. Southwest Missouri State University



WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME



JESSICA HILINSKI



Portfolio Manager



Joined firm in 1996; 3 years prior experience with Eaton Vance Management and Union Capital Advisors



Attended University of Pennsylvania



EMERGING COUNTRIES



ESWAR MENON


Portfolio Manager

Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Technology

M.B.A., summa cum laude--University of Chicago; M.S.--University of California, Santa Barbara; B.S.--Indian Institute of Technology, Madras


EMERGING COUNTRIES, GLOBAL TECHNOLOGY, AND PACIFIC RIM

58

   ORGANIZATION AND MANAGEMENT

ALEX MUROMCEW

Portfolio Manager

Joined firm in 1996; 6 years prior investment management experience with Jardine
    Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP

M.B.A.--Stanford University; B.A.--Dartmouth College


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, GLOBAL TECHNOLOGY, AND GLOBAL GROWTH & INCOME


ERNESTO RAMOS, PH.D.

Senior Portfolio Manager

Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

Ph.D.--Harvard University; B.S.--Massachusetts Institute of Technology


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, AND LATIN AMERICA



JOHN TRIBOLET


Portfolio Manager

Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and PaineWebber;

M.B.A.--University of Chicago; B.A.--Columbia University


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME



AYLIN UCKUNKAYA


Investment Analyst

Joined firm in 1997; 4 years investment management experience with Global
    Securities

B.A. Istanbul University


EMERGING COUNTRIES


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT-- HONG KONG

ROBERT BREWIS

Portfolio Manager

Joined firm in 1997; 9 years prior investment management experience with Credit
    Lyonnais International and Thornton Asset Management

M.A. and B.A.--Cambridge University


PACIFIC RIM


TIMOTHY GREATON

Portfolio Manager

Joined firm in 1997; 5 years prior investment management experience with Credit
    Lyonnais International Asset Management

B.A.--Middlebury College; also attended graduate programs at Taiwan University and Nanjing University


GLOBAL TECHNOLOGY AND GREATER CHINA


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT-- ASIA

YEO BOON HONG

Portfolio Manager

Joined firm in 1997; 8 years prior investment management experience with Credit
    Lyonnais International Asset Management and Indosuez Asset Management

M.S.--Wharton School, University of Pennsylvania


PACIFIC RIM


REGINALD TAN

Portfolio Manager

Joined firm in 1997; 6 years prior investment experience with Credit Lyonnais
    International Asset Management and Mercury Asset Management

B.S.--Wharton School, University of Pennsylvania


PACIFIC RIM


EQUITY MANAGEMENT--U.S.

ARTHUR E. NICHOLAS, MANAGING PARTNER

Chief Investment Officer

Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank


B.S.--San Diego State University


CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California


LARGE CAP GROWTH, LARGE CAP VALUE, VALUE, SMALL CAP GROWTH, MINI CAP GROWTH, BALANCED GROWTH, CONVERTIBLE AND MID CAP GROWTH

THOMAS BLEAKLEY, PARTNER



Portfolio Manager



Joined firm in 1995; 3 years prior investment management experience with Twentieth Century Investors and Dell Computer Corporation



M.B.A.--University of Texas--Boston University



SMALL CAP GROWTH AND MINI CAP GROWTH



WILLIAM H. CHENOWETH, PARTNER, CFA



Portfolio Manager



Joined firm in 1998; 12 years prior investment experience with Turner Investment
    Partners, Inc., and Jefferson-Pilot Corporation



M.B.A. and B.B.A.--Emory University



MID CAP GROWTH AND LARGE CAP GROWTH



ANDREW B. GALLAGHER, PARTNER



Portfolio Manager



Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management



M.B.A.--San Diego State University; B.A.--University of California, Irvine



MID CAP GROWTH AND LARGE CAP GROWTH



JOHN J. KANE, PARTNER



Senior Portfolio Manager--U.S. Systematic



Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company



M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles



VALUE AND BALANCED GROWTH



LARRY SPEIDELL, PARTNER, CFA


Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

VALUE AND BALANCED GROWTH


PAUL E. CLUSKEY



Investment Analyst



Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc.



B.S.--New York University



MINI CAP GROWTH AND SMALL CAP GROWTH



SANDRA DURN



Portfolio Manager



Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego
    State University Economics Department (instructor)



M.A.--San Diego State University; B.A.--University of Maryland



CONVERTIBLE, HIGH YIELD BOND AND GLOBAL GROWTH & INCOME



AARON HARRIS



Portfolio Manager



Joined firm in 1995; 1 year prior investment management experience at Chemical
    Bank



B.A.--Princeton University



SMALL CAP GROWTH, MINI CAP GROWTH AND GLOBAL TECHNOLOGY



EDMUND W. KEELEY, JR., CFA



Portfolio Manager, Traditional Value Equities



Joined firm in 1998; 34 years prior investment experience with Smith Barney
    Capital Management and F. Eberstadt & Co.



M.B.A.--Columbia University; B.A.--Cornell University



LARGE CAP VALUE



JOHN C. MCCRAW



Portfolio Manager



Joined firm in 1992; prior investment management experience with Nations Bank



M.B.A.--University of California, Irvine; B.A.--Flagler College



SMALL CAP GROWTH AND MINI CAP GROWTH



PHILIP J. MILLER



Portfolio Manager, Traditional Value Equities



Joined firm in 1998; 25 years prior investment experience with Smith Barney
    Capital Management and Dominick and Dominick



B.A.--Wesleyan University



LARGE CAP VALUE



VICTOR J. RASKIN, CFA



Portfolio Manager, Traditional Value Equities



Joined firm in 1998; 29 years prior investment experience with Smith Barney
    Capital Management; Schaenen Wood; Tallasi Management; and Dean Witter



M.B.A.--New York University; B.A.--Washington & Jefferson College



LARGE CAP VALUE

60

   ORGANIZATION AND MANAGEMENT

EMMY SOBIESKI, CFA

Portfolio Manager

Joined firm in 1998; 4 years prior investment experience with Farmers Insurance
    Investment Division and EEN Business Network

M.B.A.--University of Southern California; B.A.--University of San Diego

MID CAP GROWTH AND LARGE CAP GROWTH


MARK STUCKELMAN


Portfolio Manager, U.S. Systematic

Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment
    Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkeley


VALUE


THOMAS J. SULLIVAN

Portfolio Manager

Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin
    & Jenrette Securities Corp.

B.S.--Rochester Institute of Technology


MID CAP GROWTH AND LARGE CAP GROWTH


FIXED INCOME

FRED S. ROBERTSON, III, PARTNER

Chief Investment Officer--Fixed Income

Joined firm in 1995; 22 years prior investment management experience with Criterion Investment Management Company and DuPont Chemical Pension Fund

M.B.A.--College of William and Mary; B.S.--Cornell University

BALANCED GROWTH, HIGH QUALITY BOND, SHORT-INTERMEDIATE, HIGH YIELD BOND, STRATEGIC INCOME, AND EMERGING MARKETS BOND

JAMES E. KELLERMAN, PARTNER

Portfolio Manager

Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.

M.B.A.--St. John's University; B.B.A.--Susquehanna University

BALANCED GROWTH, HIGH QUALITY BOND, AND SHORT-INTERMEDIATE

ALAN J. BROCHSTEIN

Portfolio Manager

Joined firm in 1994; 8 years prior investment management experience with CS
    First Boston Investment Management Group and Kidder Peabody & Co.

B.A.--Northwestern University

STRATEGIC INCOME

MALCOM S. DAY, CFA

Portfolio Manager

Joined firm in 1995; 3 years prior investment management experience with Payden
    & Rygel

M.B.A.--University of California, Los Angeles; B.S.-- Northern University

BALANCED GROWTH, STRATEGIC INCOME HIGH QUALITY BOND, SHORT-INTERMEDIATE, AND EMERGING MARKETS BOND

DOUGLAS FORSYTH, CFA

Portfolio Manager

Joined firm in 1994; 3 years prior investment management experience with AEGON
    USA

B.B.A.--University of Iowa

HIGH YIELD BOND AND STRATEGIC INCOME

JAN FRIEDLI

Portfolio Manager

Joined firm in 1997; 7 years prior investment management experience with Stone
    Capital Management, PIMCO, and the Vanguard Group, Inc.

M.B.A.--University of Chicago, B.S. Villanova University

STRATEGIC INCOME, EMERGING MARKETS BOND AND GLOBAL GROWTH AND INCOME

SUSAN MALONE

Portfolio Manager

Joined firm in 1996; 7 years prior investment management experience with BEA
    Associates

M.B.A.--New York University; B.S.--Carnegie Mellon University

BALANCED GROWTH AND HIGH YIELD BOND

   RISK FACTORS AND SPECIAL CONSIDERATIONS

MUTUAL FUND CONSIDERATIONS IN GENERAL

Prospective investors should know that any mutual fund investment is subject to market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds as a long-term investment.

DERIVATIVE CONTRACTS AND
SECURITIES CONSIDERATIONS

The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of underlying securities, currencies, commodities or indices. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Funds seek to use derivative contracts and securities to reduce volatility and increase total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterpart's ability to perform, and any deterioration in the counterpart's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in a manner consistent with their investment objectives, policies and limitations.

INTERNATIONAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS. Because the assets of certain Funds may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. The Funds may incur costs in connection with conversions between currencies.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets as a result of the rapid convergence in those countries, beginning in the fourth quarter of 1997, of a number of the social, political and economic risk factors referred to above. The unsettled condition of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

62

   RISK FACTORS AND SPECIAL CONSIDERATIONS

Hong Kong transferred its sovereignty from Great Britain to the People's Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain. For example, the share registrar may require a shareholder to travel to that country to present required documentation before buying or selling securities. In some instances, there may be no requirements to maintain back-up shareholder records. Failure by the share registrar to properly maintain shareholder records, protect the same against fire or computer virus, or carry adequate insurance against such occurrences, potentially could result in a loss of a Fund's investment in those securities.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES
CONSIDERATIONS


The Funds may invest in debt and convertible securities rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities.


Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

The average percentages of assets invested by the Funds listed below in bonds of each permissible rating, on a monthly dollar-weighted basis, were as follows (as rated by Standards & Poor's) for the year ended March 31, 1998: Global Growth & Income-- AAA-1.73%; AA-0%; A-2.09%; BBB-4.76%; BB-5.94%; B-3.31%; CCC-0%; CC-0%;
C-0%; non-rated-12.64%; Emerging Markets Bond--AAA-0%; AA-0%; A-0%; BBB-17.01%; BB-45.35%; B-0%; CCC-0%; CC-0%; C-0%; non-rated-24.88%; Convertible--AAA-1.87%;
AA-2.21%; A-9.57%; BBB-12.46%; BB-9.57%; B-8.80%; CCC-0.13%; CC-0%; C-0%;
non-rated-9.05%; Balanced Growth-- AAA-21.02%; AA-1.60%; A-4.31%; BBB-1.94%;
BB-0.26%; B-2.29%; CCC-0.99%; CC-0.01%; C-0%; non-rated-1.55%; High Quality
Bond--AAA-61.28%; AA-5.35%; A-10.57%; BBB-5.29%; BB-1.81%; B-4.87%; CCC-0.67%;
CC-0.15%; C-0%; non-rated-2.94%; Strategic Income--AAA-25.56%; AA-0%; A-1.49%;
BBB-1.81%; BB-16.19%; B-15.21%; CCC-3.60%; CC-0%; C-0%; non-rated-7.09%; and
High Yield Bond--AAA-0%; AA-0%; A-0%; BBB-0%; BB-10.41%; B-47.74%; CCC-11.29%;
CC-0%; C-0%; non-rated-17.16%. A description of the rating categories is contained in this prospectus.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES. Equity securities include common stocks, convertible securities and warrants. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. For a further explanation of these ratings, see "Corporate Bond Ratings."

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association ("GNMA") are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as securities of the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.


ZERO COUPON SECURITIES. The Funds may invest up to 35% of their net assets in zero coupon securities

64

   RISK FACTORS AND SPECIAL CONSIDERATIONS
issued or guaranteed by the U.S. Government and its agencies and instrumentalities. These securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim payments of principal and interest. They may be subject to greater volatility than other securities. In addition, because income is accrued on a current basis, a Fund may have to sell other portfolio securities to make necessary income distributions.


MORTGAGE RELATED SECURITIES. The Funds may invest in mortgage-related securities and collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities. Typically CMOs are collateralized by certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA. GNMA certificates are mortgaged-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration. The rate of prepayment of underlying mortgage loans in a pool rises when interest rates fall, and falls when interest rates rise. Accordingly, it is not possible to predict accurately the average life of a particular pool.



ASSET BACKED SECURITIES. The non-mortgage-related asset-backed securities in which the Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.


The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.


SOVEREIGN DEBT SECURITIES. The Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.



BRADY BONDS. The Funds may invest in a type of sovereign debt known as Brady Bonds. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.


INVESTMENT COMPANY SECURITIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold. The Board of Trustees has determined that Rule 144A securities are not illiquid securities.

TEMPORARY INVESTMENTS. Each Fund may, from time to time on a temporary basis, invest all of its assets in short-term instruments to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements--that is the purchase by the

Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.


SECURITIES SWAPS. The Funds may enter into securities swaps. A securities swap is a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.


SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING. Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SECURITIES LENDING. Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS. Each Fund investing in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each such Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS. Each Fund may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES. Each Fund may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A

66

   RISK FACTORS AND SPECIAL CONSIDERATIONS
futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the portfolio securities being hedged. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for positions in futures contracts or for options at all times.

NON-HEDGING STRATEGIC TRANSACTIONS. Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities market, currency, or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income, High Quality Bond, Short-Intermediate, Global Blue Chip, Emerging Markets Bond, Pacific Rim, Greater China and Latin America Funds may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. A Fund's net loss exposure resulting from transactions entered into for such purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options" and "Futures and Options on Futures."

THE YEAR 2000. The Investment Adviser has taken steps that it believes are reasonably designed to address the potential failure of computer programs used by the Investment Adviser and the Trust's service providers to address the Year 2000 issue. There can be no assurance that these steps will be sufficient to avoid any adverse impact.

In addition, the Year 2000 problem may adversely affect the Funds' investments. For example, portfolio companies may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors.

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

68

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following table sets forth historical performance information for the Class I shares of the Mid Cap Growth, Convertible and International Small Cap Growth Funds. It includes historical performance information for the Institutional Portfolios which preceded the Funds prior to the reorganization of the Trust in March 1998 and for the following investment partnerships which preceded such Institutional Portfolios: Mid Cap Growth Fund-- includes performance information for Whitehall Partners, a California limited partnership the assets of which were transferred to the predecessor of the Mid Cap Growth Fund in April 1993; Convertible Fund--includes performance information for Coventry Partners, a California limited partnership the assets of which were transferred to the predecessor of the Convertible Fund in April 1993; International Small Cap Growth Fund-- includes performance information for Huntington Partners, a California limited partnership the assets of which were transferred to the predecessor of the International Small Cap Growth Fund in January 1994.

    All information set forth in the table relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, such information has not been verified and is unaudited. See "Performance Information" in the Statement of Additional Information for information about calculation of total return.


    The Investment Adviser has advised the Trust that such partnerships were operated with materially equivalent investment objectives, policies, strategies and restrictions, as such Institutional Portfolios, and their assets were transferred to such Portfolios prior to the effective date of the Portfolios' registration statement. It has indicated that such results for the prior partnerships have been adjusted to reflect the deduction of the fees and expenses of the Portfolios (including Rule 12b-1 fees) and, for the period preceding the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Master Trust (including advisory fees), and give effect to transaction costs (such as sales loads) as well as reinvestment of income and gains. However, the prior investment partnerships were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by such Act; if they had been so registered, their performance might have been adversely affected.


    The results presented on the following pages may not necessarily equate with the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder, partner or trust beneficiary will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

 CLASS I SHARES OF THE FUNDS
                                                                           INTERNATIONAL SMALL
                          MID CAP GROWTH            CONVERTIBLE          CAP GROWTH PERFORMANCE
                           PERFORMANCE              PERFORMANCE
                                   RUSSELL                  CS FIRST    INTERNATIONAL   SALOMON
                       MID CAP     MID CAP                   BOSTON       SMALL CAP      EPAC/
                        GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE     GROWTH         EMI
  YEAR                   FUND      INDEX(1)      FUND       INDEX(2)        FUND        INDEX(3)
  1985(4)               24.74%       n/a          n/a          n/a           n/a          n/a
  1986(4)               32.85       17.55%        n/a          n/a           n/a          n/a
  1987                   3.59        2.76       (3.12)%      (0.22)%         n/a          n/a
  1988                  12.67       12.92        19.88        13.41          n/a          n/a
  1989                  33.92       31.48        28.39        13.76          n/a          n/a
  1990(4)                0.73       (5.13)       1.84        (6.89)       (17.48)%      (16.96)%
  1991                  55.52       47.02        38.36        29.11         11.78         6.66
  1992                  13.55        8.71        9.84         17.58        (12.36)      (15.42)
  1993(5)               19.77      (11.19)       27.08        18.55         26.03        30.34
  1994                 (10.52)      (2.17)      (7.59)       (4.72)         8.61          9.44
  1995(6)               38.67       33.99        22.26        23.72         6.00          4.79
  1996(5)               16.46       17.48        21.02        13.84         18.27         6.47
  1997                  16.66       22.58        23.30        16.92         14.09       (10.27)
  Last year(5)          42.49       42.40        31.78        25.87         37.02         7.75
  Last 5 years(5)       16.30       18.42        17.41        13.40         17.29         7.94
  Last 10 years(5)      19.48       17.03        17.96        13.11          n/a          n/a
  Since inception(5)    20.64       16.33        16.09        12.23         9.14          2.99

1 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
2 The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.
3 The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index that includes shares of approximately 2,800 companies in 22 countries excluding Canada and the United States. Companies included in the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issuers that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.
4 Inception dates are as follows: Core Growth Institutional Portfolio (predecessor to the Class I shares of the Mid Cap Growth Fund)--September 30, 1985 (registration statement effective June 30, 1994); Income & Growth Institutional Portfolio (predecessor Series to the Class I shares of the Convertible Fund)--December 31, 1986 (registration statement effective April 19, 1993); International Small Cap Growth Institutional Portfolio (predecessor to the Class I shares of the International Small Cap Growth
     Fund)--June 7, 1990 (registration statement effective January 3, 1994).
5    Through March 31, 1998.

NEW ACCOUNT FORM (NON-IRA)               NICHOLAS APPLEGATE-Registered Trademark-     MAIL TO:
---------------------------------                                                     Nicholas-Applegate Mutual Funds
CLASS I SHARES                           M U T U A L  F U N D S                       PO Box 8326
                                                                                      Boston, MA 02266-8326
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8043.                                  800-551-8043

------------------------------------------------------------------------------------------------------------
1. YOUR ACCOUNT REGISTRATION
------------------------------------------------------------------------------------------------------------

PLEASE PRINT. COMPLETE ONE SECTION ONLY.  Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT

    / / / / / / / / / / / / / /         / /         / / / / / / / / / / / / / / / /     / / / / - / / / - / / / / /
          First Name              Middle Initial              Last Name                    Social Security Number

    / / / / / / / / / / / / / /         / /         / / / / / / / / / / / / / / / /     / / / / - / / / - / / / / /
      Joint Tenant (IF ANY)       Middle Initial              Last Name                    Social Security Number

/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)

    / / / / / / / / / / / / / /              / /         / / / / / / / / / / / / / / / /
    Custodian's First Name (ONLY ONE)   Middle Initial             Last Name

    / / / / / / / / / / / / / /             / /          / / / / / / / / / / / / / / / /
    Minor's First Name (ONLY ONE)       Middle Initial             Last Name


             / / /                 / / / - / / / - / / /     / / / / - / / / - / / / / /
    Minor's State of Residence     Minor's Date of Birth    Minor's Social Security Number


/ / TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)

    _______________________________________________________________________________________
                      Name of Trust, Corporation or Other Entity

    _______________________________________________________             / / / - / / / - / / /
                Trustee Name(s) or Type of Entity                      Date of Trust Agreement


    _______________________________________________________              / / - / / / / / / /
                  Name of Beneficiary (OPTIONAL)                   Taxpayer Identification Number

------------------------------------------------------------------------------------------------------------
2. YOUR ADDRESS
------------------------------------------------------------------------------------------------------------

Do you have any other identically registered Nicholas-Applegate accounts?  / / Yes / / No

                                                            CITIZENSHIP:
/ / / / / / / / / / / / / / / / / / / / / / / / / / / /     / / U.S.
    Street Address or PO Box Number    Apartment Number     / / Resident Alien
                                                            / / Non-resident Alien
                                                                                   _____________________________
/ / / / / / / / / / / /   / / /   / / / / / / - / / / / /                          Specify Country (if not U.S.)
               City       State              Zip

/ / / / - / / / / - / / / / /      / / / / - / / / / - / / / / /
Area Code     Home Phone           Area Code    Business Phone

------------------------------------------------------------------------------------------------------------
3. YOUR INVESTMENT
------------------------------------------------------------------------------------------------------------

Please select your fund choices and appropriate share class. See prospectus for investment minimums.

                                      CLASS          AMOUNT
-------------------------------------------------------------
Emerging Countries                 I(179) / /     $
-------------------------------------------------------------
International Small Cap Growth     I(356) / /     $
-------------------------------------------------------------
International Core Growth          I(180) / /     $
-------------------------------------------------------------
Worldwide Growth                   I(374) / /     $
-------------------------------------------------------------
Global Growth & Income             I(970) / /     $
-------------------------------------------------------------
Global Blue Chip                   I(943) / /     $
-------------------------------------------------------------
Emerging Markets Bond              I(944) / /     $
-------------------------------------------------------------
Pacific Rim                        I(789) / /     $
-------------------------------------------------------------
Greater China                      I(788) / /     $
-------------------------------------------------------------
Latin America                      I(787) / /     $
-------------------------------------------------------------

                                      CLASS          AMOUNT
-------------------------------------------------------------
Mini Cap Growth                    I(753) / /     $
-------------------------------------------------------------
Small Cap Growth                   I(359) / /     $
-------------------------------------------------------------
Mid Cap Growth                     I(371) / /     $
-------------------------------------------------------------
Large Cap Growth                   I(181) / /     $
-------------------------------------------------------------
Balanced Growth                    I(373) / /     $
-------------------------------------------------------------
Convertible                        I(372) / /     $
-------------------------------------------------------------
Large Cap Value                    I(   ) / /     $
-------------------------------------------------------------
Value                              I(378) / /     $
-------------------------------------------------------------
Short Intermediate                 I(182) / /     $
-------------------------------------------------------------
High Quality Bond                  I(183) / /     $
-------------------------------------------------------------

                                      CLASS          AMOUNT
-------------------------------------------------------------
Strategic Income                   I(752) / /     $
-------------------------------------------------------------
High Yield Bond                    I(377) / /     $
-------------------------------------------------------------
Global Technology                  I(437) / /     $
-------------------------------------------------------------
Other                                             $
-------------------------------------------------------------
TOTAL                                             $
-------------------------------------------------------------


4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------------------------------------------------------

/ / BY CHECK: Payable to NICHOLAS-APPLEGATE MUTUAL FUNDS         / / BY EXCHANGE: Portfolio name from which  ___________________
              (Third party checks will NOT be accepted.)                           you are exchanging

/ / BY WIRE: Please call 1-800-551-8043 for your account number  / / BY CONFIRM TRADE ORDER: Trade Order #   ___________________

------------------------------------------------------------------------------------------------------------
5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
------------------------------------------------------------------------------------------------------------

Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.

DIVIDENDS (CHECK ONE)  / / Reinvest  / / Cash       CAPITAL GAINS (CHECK ONE)  / / Reinvest  / / Cash

/ / CROSS FUND REINVESTMENT(+) (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

From    _______________________________________   To   _______________________________________

                     Fund Name                                        Fund Name

(1) MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES. MUST BE A $5,000 MINIMUM ACCOUNT VALUE FOR THIS SERVICE.


                                            SERVICE OPTIONS

------------------------------------------------------------------------------------------------------------
6. TELEPHONE REDEMPTIONS AND EXCHANGES
------------------------------------------------------------------------------------------------------------

This allows you to use the telephone to redeem or exchange shares, unless you check the box below.
Redemptions will be made payable to the registered owner(s) and mailed to the address of record.
Maximum redemption by telephone is $50,000.

/ / I do not want telephone redemption privilege.  / / I do not want telephone exchange privilege.


------------------------------------------------------------------------------------------------------------
7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
------------------------------------------------------------------------------------------------------------

/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking
    Account Information" (SECTION 10).


_______________________________________  $/ / /,/ / / /./ / /   / / /   / /              / /
       Fund Name                         Amount ($50 MINIMUM)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)

_______________________________________  $/ / /,/ / / /./ / /   / / /   / /              / /
       Fund Name                         Amount ($50 MINIMUM)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.


------------------------------------------------------------------------------------------------------------
8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
------------------------------------------------------------------------------------------------------------

/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another. (MUST
    BE SAME SHARE CLASS AND REGISTRATION.)

    FROM:

______________________________           $/ / /,/ / / /./ / /                      / / /   / /                  / /
          Fund Name           Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)


/ / / / / / / / / / / / / / / / /
    Account Number (IF KNOWN)

    TO:

______________________________           $/ / /,/ / / /./ / /                      / / /   / /                  / /
          Fund Name           Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)


/ / / / / / / / / / / / / / / / /
    Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.


------------------------------------------------------------------------------------------------------------
9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
------------------------------------------------------------------------------------------------------------

/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete
    "Checking Account Information" below (SECTION 10):

    BY ACH TO MY BANK ACCOUNT

    _________________________________          $/ / /,/ / / /./ / /                  / / /    / /                  / /
              Fund Name              Amount ($50 MINIMUM, $5,000 MIN.ACCOUNT VALUE)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)


    BY CHECK (DO NOT NEED TO COMPLETE SECTION 11)

    _________________________________          $/ / /,/ / / /./ / /                  / / /    / /                  / /
          Fund Name                  Amount ($50 MINIMUM, $5,000 MIN.ACCOUNT VALUE)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)


    SEND PROCEEDS TO:

    / / Address of record
    / / Special Payee (LIST BELOW)

    INDIVIDUAL OR JOINT ACCOUNT
    / / / / / / / / / / / / / /         / /         / / / / / / / / / / / / / / / /
          First Name               Middle Initial              Last Name

    _______________________________________    ______________________    / / /    / / / / / / - / / / / /
          Address                                     City               State             Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

------------------------------------------------------------------------------------------------------------
10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
------------------------------------------------------------------------------------------------------------

Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

_____________________________________________________________________________________________________
                                       Name of Institution

_______________________________________    _______________________    / / /   / / / / / / - / / / / /
       Address                                     City               State             Zip

/ / / / / / / / / / / / / /        / / / / / / / / / / / / / / / /
  Bank ABA Routing Number               Bank Account Number

_______________________________________________________________________________________________________________
  Any joint owner of your bank account who is NOT a joint owner of your portfolio account(s) must sign above.

------------------------------------------------------------------------------------------------------------
11. DUPLICATE STATEMENTS
------------------------------------------------------------------------------------------------------------

/ / I wish to have a duplicate statement sent to the interested party listed below.

____________________________________________________________________________________________________________
                                        Name of Interested Party

    _______________________________________    ______________________    / / /    / / / / / / - / / / / /
          Address                                     City               State             Zip

                                                                                               (SEE REVERSE)

------------------------------------------------------------------------------------------------------------
12. SIGNATURES
------------------------------------------------------------------------------------------------------------

BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:

/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.

/ / I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.

/ / I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.

/ / I understand that mutual funds involve risks, including possible loss of principal.


I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:

1.  The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

2.  / /  I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

    / /  I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.


__________________________________________________________   / / / - / / / - / / / / /
  Shareowner, Custodian, Trustee or Authorized Officer                Date


__________________________________________________________   / / / - / / / - / / / / /
  Joint Owner, Custodian, Trustee or Authorized Officer               Date

FOR MORE INFORMATION

Two documents are available that
offer further information on the
Nicholas-Applegate Mutual Funds:

ANNUAL OR SEMI-ANNUAL REPORTS
TO SHAREHOLDERS

Include financial statements. detailed
performance information, portfolio
holdings, a statement from portfolio
management, and the auditor's report.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Funds.

A current SAI has been filed with the
Securities and Exchange Commission and
is incorporated by reference into
this prospectus.

To request a free copy of the current
annual or semi-annual report or SAI,
please call or write:


Nicholas-Applegate Mutual Funds
600 West Broadway
San Diego, California 92101
Telephone: (800) 551-8643


N I C H O L A S-A P P L E G A T E-REGISTERED
TRADEMARK-

600 West Broadway
San Diego, California 92101
800-551-8643
Nicholas-Applegate Securities, Distributor www.nacm.com

MFIPROI398

               NICHOLAS-APPLEGATE-Registered Trademark- MUTUAL FUNDS
                                   CLASS I SHARES
                           600 West Broadway, 30th Floor
                            San Diego, California  92101
                                   (800) 551-8043

                        STATEMENT OF ADDITIONAL INFORMATION

                                   October 30, 1998



     Nicholas-Applegate Mutual Funds (the "Trust") is an open-end management investment company currently offering a number of separate portfolios. This Statement of Additional Information contains information regarding the Class I shares of these portfolios (each a "Fund" and collectively the "Funds"):
Nicholas-Applegate Global Blue Chip Fund (the "Blue Chip Fund"); Nicholas-Applegate International Core Growth Fund (the "International Core Growth Fund"); Nicholas-Applegate Worldwide Growth Fund (the "Worldwide Growth Fund"); Nicholas-Applegate International Small Cap Growth Fund (the "International Small Cap Growth Fund"); Nicholas-Applegate Global Growth & Income Fund (the "Global Growth & Income Fund"); Nicholas-Applegate Emerging Countries Fund (the "Emerging Countries Fund"); Nicholas-Applegate Global Technology Fund (the "Global Technology Fund"); Nicholas-Applegate Emerging Markets Bond Fund (the "Emerging Markets Fund"); Nicholas-Applegate Pacific Rim Fund (the "Pacific Rim Fund"); Nicholas-Applegate Greater China Fund (the "Greater China Fund"); Nicholas-Applegate Latin America Fund (the "Latin America Fund"); Nicholas-Applegate Large Cap Growth Fund (the "Large Cap Fund"); Nicholas-Applegate Mid Cap Growth Fund (the "Mid Cap Growth Fund"); Nicholas-Applegate Value Fund (the "Value Fund"); Nicholas-Applegate Large Cap Value Fund (the "Large Cap Value Fund"); Nicholas-Applegate Small Cap Growth Fund (the "Small Cap Growth Fund"); Nicholas-Applegate Mini Cap Growth Fund (the "Mini Cap Growth Fund"); Nicholas-Applegate Convertible Fund (the "Convertible Fund"); Nicholas-Applegate Balanced Growth Fund (the "Balanced Fund"); Nicholas-Applegate Short-Intermediate Fund (the "Short-Intermediate Fund"); Nicholas-Applegate High Quality Bond Fund (the "High Quality Bond Fund"); Nicholas-Applegate Strategic Income Fund (the "Strategic Income Fund"); and Nicholas-Applegate High Yield Bond Fund (the "High Yield Bond Fund"). All the Funds are diversified except the Emerging Markets Fund.


     This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Funds' Prospectus and should be read in conjunction with such Prospectus. The Prospectus may be obtained without charge by calling or writing the Trust at the address and phone number written above.

                                  TABLE OF CONTENTS

                                                                                 Page
                                                                                 ----
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-3
Investment Objectives, Policies and Risks. . . . . . . . . . . . . . . . . . . . B-3


                                         B-1

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-35
Principal Holders of Securities. . . . . . . . . . . . . . . . . . . . . . . . . B-38
Trustees and Principal Officers. . . . . . . . . . . . . . . . . . . . . . . . . B-41
Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-44
Administrator. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-46
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-47
Portfolio Transactions and Brokerage . . . . . . . . . . . . . . . . . . . . . . B-47
Purchase and Redemption of Fund Shares . . . . . . . . . . . . . . . . . . . . . B-50
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-50
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-53
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . . . B-54
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-59
Custodian, Transfer and Dividend Disbursing Agent,
  Independent Auditors and Legal Counsel . . . . . . . . . . . . . . . . . . . . B-68
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-68
Appendix A - Description of Securities Ratings . . . . . . . . . . . . . . . . . A-1

                                 GENERAL INFORMATION


     The Trust was organized in December 1992 as a business trust under the laws of Delaware. Information regarding 23 of the Funds of the Trust is included in this Statement of Additional Information. Each of the Funds consists of one or more classes of shares, including the Class I shares which are the subject of this Statement of Additional Information.


     Prior to a reorganization of the Trust which became effective on July 24, 1998 (the "Reorganization"), the Trust offered shares in a number of separate diversified portfolios each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The Reorganization eliminated this two-tiered "master-feeder" structure.


                      INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The following discussion describes the various investment policies and techniques employed by the Funds. There can be no assurance that any of the Funds will achieve their investment objectives.

EQUITY SECURITIES OF GROWTH COMPANIES

     Each Fund may invest in equity securities of domestic and foreign companies, the earnings and stock prices of which are expected by the Investment Adviser to grow at an above-average rate. Such investments will be diversified over a cross-section of industries and individual companies. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

PREFERRED STOCK

     Each Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings.
Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES AND WARRANTS

     Each Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible fixed income securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

     As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SYNTHETIC CONVERTIBLE SECURITIES

     Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index.
Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES

     Each Fund may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. Each Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."

RISKS OF INVESTING IN DEBT SECURITIES

     There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

     Securities with ratings below "Baa" and/or "BBB" are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and each Fund's asset values.

     PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Adviser's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

     CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Adviser must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

SHORT-TERM INVESTMENTS

     Each Fund may invest in any of the following securities and instruments:

     BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million

(including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

     COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-l" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser to be of comparable quality. These rating symbols are described in Appendix A.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

GOVERNMENT OBLIGATIONS

     Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     Each Fund may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

MUNICIPAL SECURITIES

     Each Fund may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

     In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

     The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     Each Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each Fund may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS. Each Fund may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     Each Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

     SHORT-TERM OBLIGATIONS. Each Fund may invest in short-term municipal obligations These securities include the following:

     TAX ANTICIPATION NOTES are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     CONSTRUCTION LOAN NOTES are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

ZERO COUPON SECURITIES

     Each Fund may each invest up to 35% of its net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Zero coupon securities may be issued by the U.S. Treasury or by a U.S. Government agency, authority or instrumentality

(such as the Student Loan Marketing Association or the Resolution Funding Corporation). Zero coupon securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim cash payments of interest and principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater volatility as a result of changes in prevailing interest rates than interest paying investments in which the Funds may invest. Because income on such securities is accrued on a current basis, even though the Funds do not receive the income currently in cash, the Funds may have to sell other portfolio investments to obtain cash needed by the Funds to make income distributions.

PARTICIPATION INTERESTS

     Each Fund may invest in participation interests, subject to the limitation on investments by the Funds in illiquid investments. No Fund currently intends to invest more than 5% of its net assets in such interests. Participation interests represent an undivided interest in or assignment of a loan made by an issuing financial institution. No more than 5% of a Fund's net assets can be invested in participation interests of the same issuing borrower. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, a Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation, a Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Investment Adviser has set certain creditworthiness standards for issuers of loan participations and monitors their creditworthiness.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Each Fund may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

INDEX AND CURRENCY-LINKED SECURITIES

     Each Fund may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

MORTGAGE-RELATED SECURITIES

     Each Fund may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The High Quality Bond Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

     U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage-related securities is the

Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

     Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A domestic or foreign CMO in which a Fund may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

     FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

"ROLL" TRANSACTIONS

     Each Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions.
A Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

FOREIGN INVESTMENTS

     Each Fund may invest in securities of foreign issuers that are not publicly traded in the United States. Each Fund may also invest in depository receipts. Although the Global Blue Chip, Emerging Markets, Pacific Rim, Greater China and Latin America Funds are authorized to invest more than 25% of its total assets in securities of issuers located in any one country (other than the U.S.), no Fund, except the Greater China Fund, currently intends to do so.

     The United States Government from time to time has imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, it might become necessary for such Funds to invest substantially all of their assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Funds' investment objectives and policies, investment of all of the Funds' assets in another investment company with different investment objectives and policies than the Funds, or hiring an investment adviser to manage the Funds' assets. However, a Fund would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Fund.

     DEPOSITORY RECEIPTS.   Each of the Funds may invest in American Depository
Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

     LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

     TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

     COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     In considering whether to invest in the securities of a foreign company, the Investment Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's assessment of prevailing market, economic and other conditions.

     REGIONAL RISK CONSIDERATIONS. In addition to the risk of investments in foreign securities and in emerging markets described above and in the prospectus, Funds investing primarily in issuers of securities in particular regions may be subject to certain additional regional risks.

     GREATER CHINA. The economy of the People's Republic of China ("China") functioned as a centrally-planned Socialist economic system from 1949 to 1978, the year economic reforms began. The result has been a move towards a more mixed economy away from the previously centrally planned economy. Nonetheless, although the World Bank has forecast that China will have the world's largest economy by 2003, the risks of investing in China are comparable to those of investing in other emerging markets. China governmental actions can have a significant effect on economic conditions in China and adversely affect the value and liquidity of investments in China. The securities industry and corporate law, in particular, are not well developed in China and the rights of shareholders should be considered less certain and more difficult to enforce than in other markets.

     In addition, investors should realize that there are special risks to investing in China and Hong Kong resulting from the relatively more rapid pace of economic reform in China in comparison to the rate of political liberalization, including:

     (1) political instability in the event that the political system proves incapable of adequately addressing pressure for social change or transitions in political leadership;

     (2) that hard line Marxist Leninists might regain the political initiative;

     (3) that social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest; and

     (4) that the unresolved differences between China and Taiwan might result in armed conflict.

     PACIFIC RIM. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

     The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries. Of significant immediate concern, the current recession in the Japanese economy, which has been complicated by substantial problems in its banking system, could substantially worsen the economic difficulties a number of Asian countries are presently experiencing.

     LATIN AMERICA. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies.

     Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt, including a Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

SECURITIES SWAPS

     Each Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     PURCHASING PUT AND CALL OPTIONS. Each Fund is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions", the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

     If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

     If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Adviser believes there is an active secondary market to facilitate closing transactions.

     WRITING CALL OPTIONS. Each Fund may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

     STOCK INDEX OPTIONS. Each Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

     In addition, foreign options exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

     DEALER OPTIONS. Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.
With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FOREIGN CURRENCY OPTIONS

     Each Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

     Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

FUTURES CONTRACTS AND RELATED OPTIONS

     Each of the Funds may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates.
The Funds trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). Each such Fund segregates liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

     A Fund does not pay or receive funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund deposits in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

     The nature of initial margin in futures transactions differs from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming it satisfies all contractual obligations. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when a Fund purchases a stock index futures contract and the price of the underlying stock index rises, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund purchases a stock index futures contract and the price of the underlying stock index declines, the position will be less valuable requiring the Fund to make a variation margin payment to the broker.

     At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. The Fund either pays or receives cash, thus realizing a loss or a gain.

     STOCK INDEX FUTURES CONTRACTS. Each Fund may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

     INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

     The sale of an interest rate or financial futures sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     The Funds deal only in standardized contracts on recognized exchanges.
Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

     FOREIGN CURRENCY FUTURES CONTRACTS. Each Fund may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

     To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

     When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Adviser may still not result in a successful hedging transaction over a very short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

     OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. Except as described below under "Non-Hedging Strategic Transactions," a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

     Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

     The extent to which a Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Taxes."

INTEREST RATE AND CURRENCY SWAPS

     For hedging purposes, each Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

     A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

     INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

     CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

     SWAP OPTIONS. Each Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

     CAPS AND FLOORS. Each Fund may invest in interest rate and currency caps and floors. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

     RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

     Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Short-Intermediate, High Quality Bond, Strategic Income, Global Blue Chip, Emerging Markets, Pacific Rim, Greater China and Latin America Funds may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreements, which involve the sale of a security by a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the 1940 Act, these agreements are considered borrowings by the Funds, and are subject to the percentage limitations on borrowings described below. The agreements are subject to the same types of risks as borrowings.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

     Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

     A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

     Short sales "not against the box" and roll transactions are considered borrowings for purposes of the percentage limitations applicable to borrowings.

     The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     The Trust entered into a Credit Agreement on behalf of its various series, including the Funds, with several banks and The Chase Manhattan Bank, as administrative agent for the lenders, to borrow up to $75,000,000 from time to time to satisfy shareholder redemption requests without the necessity of requiring the Funds to sell portfolio securities, at times when the Investment Adviser believes such sales are not in the best interests of the shareholders of the Funds or other series of the Trust, in order to provide the Funds or such other series with cash to meet such redemption requests. The Credit Agreement expires on April 7, 1999, unless renewed by the parties.

     Under the Credit Agreement, each Fund may borrow, repay and reborrow amounts (collectively, the "Revolving Credit Loans") in increments of $50,000, provided the Revolving Credit Loans outstanding at any time aggregate at least $350,000 (the "Credit Facility"). The Trust will pay a commitment fee at the rate of 0.10% per annum of the average daily unused portion of the Credit Facility, and may at any time terminate the Credit Agreement or reduce the lenders' commitment thereunder in increments of $2,500,000.

     While outstanding, the Revolving Credit Loans bear interest, fluctuating daily and payable monthly, at either of the following rates or a combination thereof, at the Trust's option: (i) at the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System arranged by federal funds brokers, plus 0.625% per annum; or (ii) the prime rate of interest of The Chase Manhattan Bank. If, as a result of changes in applicable laws, regulations or guidelines with respect to the capital adequacy of any lender, the return on such lender's capital is reduced, the Trust may be required to adjust the rate of interest to compensate such lender for such reduction. Each Revolving Credit Loan is payable in thirty days, and may be prepaid at any time in increments of $100,000 without premium or penalty. No Fund is liable for repayment of a Revolving Credit Loan to any other Fund.

     The Credit Agreement contains, among other things, covenants that require each Fund to maintain certain minimum ratios of debt to net worth; limit the ability of the Trust to incur other indebtedness and create liens on its assets or guarantee obligations of others; merge or consolidate with, or sell its assets to, others; make material changes in its method of conducting business; make distributions to shareholders in excess of the requirements of Subchapter M of the Internal Revenue Code in the event of a default under the Credit Agreement; or make changes in fundamental investment policies. The Credit Agreement also contains other terms and conditions customary in such agreements, including various events of default.

LENDING FUND SECURITIES

     Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must satisfy the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.

SHORT SALES

     Certain Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.


     The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."


ILLIQUID SECURITIES

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

     The Emerging Countries, Global Blue Chip, Emerging Markets, Pacific Rim, Greater China and Latin America Funds may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

INVESTMENT TECHNIQUES AND PROCESSES

     The Investment Adviser's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus. In making decisions with respect to equity securities for the Funds, GROWTH OVER TIME-Registered Trademark- is the Investment Adviser's underlying goal, and the Investment Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. Its investment techniques focus on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities.

     As indicated in the Funds' prospectus, the Investment Adviser's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Investment Adviser does not employ in-house analysts other than the personnel actually engaged in managing investments for the Funds and the

Investment Adviser's other clients. However, information obtained from a brokerage research firm is confirmed with other research sources or the Investment Adviser's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

DIVERSIFICATION

     Each Fund, except the Emerging Markets Bond Fund, is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

     The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Adviser in approximately equal amounts, and the Investment Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Adviser sells the securities of one of the issuers currently included in the portfolio.


                               INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

     The investment objective of each Fund is a fundamental policy. In addition, no Fund:

     1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

     2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.
     4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

     5. May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

     6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further, that, in the case of Funds other than the Pacific Rim, Greater China and Latin America Funds, the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

     7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

     8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

     9. May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

     10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.


     11. May engage in short sales (other than the Mid Cap Growth, Mini Cap Growth, Small Cap Growth, Large Cap Value, Worldwide Growth, International Core Growth, International Small Cap Growth, Strategic Income, High Yield Bond, Global Blue Chip, Emerging Markets, Pacific Rim, Greater China and Latin America Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.


     12. May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

     13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

     14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     15. May purchase or write options on securities, except for hedging purposes (except in the case of the Short-Intermediate, High Quality Bond, Strategic Income, Global Blue Chip, Emerging Markets, Pacific Rim, Greater China and Latin America Funds, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

OPERATING RESTRICTIONS

     As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

     1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

     2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

                           PRINCIPAL HOLDERS OF SECURITIES

     As of June 30, 1998, the following persons held of record more than 5% of the outstanding shares of the Funds:

     LARGE CAP GROWTH INSTITUTIONAL PORTFOLIO: Sherryl A. Nicholas TTEE, Sherryl
A. Nicholas Revocable Trust U/A DTD 12/08/95, P. O. Box 2295, Rancho Santa Fe, California 92067-2295 (62.30%); CNA Trust Corporation TTEE, FBO Nicholas Applegate 401(K) Plan, A/C #1050520327, P. O. Box 5024, Costa Mesa, California, 92628-5024 (14.69%); CNA Trust Corporation TTEE, FBO Nicholas Applegate Pension Plan, A/C #1050520292, P. O. Box 5024, Costa Mesa, California 92628-5024
(5.36%).

     MID CAP GROWTH INSTITUTIONAL PORTFOLIO: Consumers Energy Company Employees Savings & Incentive Plan, Trust A/C #ZG2F, 212 W. Michigan Avenue, Jackson, Michigan 49201-2276 (21.64%); Pacificorp Veba Trust, 700 N. E. Multonomah, Suite 1600, Portland, Oregon 97232-4194 (15.86%); US Bank National Assoc., Cust. FBO The Ford Family Foundation ID, Account # 97320607, P.O. Box 64010, Saint Paul, Minnesota 55164-0010 (8.45%); Local #1 IBEW Pension Benefit Trust Fund Taft-Hartley Trust Fund, 3260 Hampton Avenue, St. Louis, Missouri 63139-2357 (8.04%); Lasalle National Bank TTEE, Metz Baking Co. Pension Trust, P.O. Box 1443, Chicago, Il 60690-1443 (6.08%).

     VALUE INSTITUTIONAL PORTFOLIO: Retirement Plan for Non-Lawyer Personnel of Baker & Botts LLP, 910 Louisiana, Houston, Texas 77002-4916 (42.15%); Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P. O. Box 2295, Rancho Santa Fe, California 92067-2295 (33.98%); CNA Trust Corporation TTEE, FBO Nicholas Applegate 401(K) Plan, A/C #1050520327, P. O. Box 5024, Costa Mesa, California, 92628-5024 (5.96%).

     SMALL CAP GROWTH INSTITUTIONAL PORTFOLIO: KPMG Peat Marwick, Attn: Allan Johnson, Partner & Employee Benefits, 3 Chestnut Ridge Road, Building-3, floor 2, Montvale, NJ 07645 (30.61%); Northern Trust Company Cust. FBO Advocate, A/C 26-48726, P.O. Box 92956, Chicago, Illinois 60675-2956 (18.42%); City of
Sarasota General Employees Pension fund, P.O. Box 1058, Sarasota, Florida, 34230-1058 (6.69%); US Bank National Assoc., Cust. FBO The Ford Family Foundation ID, Account # 97320607, P.O. Box 64010, Saint Paul, Minnesota 55164-0010 (6.24%); Local #1 IBEW Pension Benefit Trust Fund Taft-Hartley Trust Fund, 3260 Hampton Avenue, St. Louis, Missouri 63139-2357 (5.37%).

     MINI-CAP GROWTH INSTITUTIONAL PORTFOLIO: Wake Forest University, P.O. Box 7354, Winston-Salem, North Carolina 27109-7354 (36.44%); Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, 11th Floor, San Francisco, California 94104-4122 (26.34%); US Bank National Association, Cust. FBO the Ford Family Foundation, ID93-6026156, P.O. Box 64010, Saint Paul, MN 55164-0010 (13.36%), Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (6.44%).

     CONVERTIBLE INSTITUTIONAL PORTFOLIO: The Cullen Trust for Higher Education, 601 Jefferson St., Suite 2300, Houston, Texas 77002-7910 (41.68%); Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, Texas 78731-4951 (29.25%); Butler Family Fund, 501(C)(3) Exempt Private Foundation, 1600 20th Street, NW, Washington, DC 20009-1001

(5.58%).

     BALANCED GROWTH INSTITUTIONAL PORTFOLIO: CNA Trust Corporation TTEE, FBO Nicholas Applegate 401(K) Plan, A/C #1050520327, P. O. Box 5024, Costa Mesa, California, 92628-5024 (35.03%); Nicholas Applegate Capital Management, Attn:
Rommel Diawatan, 600 West Broadway, 30th Floor, San Diego, California, 92101-3311 (17.56%); CNA Trust Corporation TTEE, FBO Nicholas Applegate Pension Plan, A/C #1050520292, P. O. Box 5024, Costa Mesa, California 92628-5024
(14.65%); Neil F. Marley MD, Diann Wylie Marley TTEES, N. Marley MD PS Keogh Plan, U/A/D 1/1/89, 5175 Fox Ridge Rd Sw, Roanoke, Virginia 24014-4918 (10.32%);
New Orleans Museum of Art, P.O. Box 19123, New Orleans, Louisiana 70179-0123 (9.74%).

     INTERNATIONAL CORE GROWTH INSTITUTIONAL PORTFOLIO: Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, Texas 78731-4951 (38.35%); Norwest Bank MN NA, as Cust. FBO BCBS of Montana, A/C # 13424500,
Attn: MF Processing, P.O. Box 1533, Minneapolis, Minnesota 55480 (16.47%); NFIB Qualified, Attn: Fred Holladay, 53 Century Blvd., Suite 300, Nashville, Tennessee 37214-3693 (6.77%); NIB Corporate Reserve, Attn: Fred Holladay, 53 Century Blvd., Suite 300, Nashville, Tennessee 37214-3693 (6.46%); San Angelo Health Foundation, 2909 Sherwood Way, San Angelo, Texas 76901-3558 (6.06%); Chase Manhattan Bank TTEE, Defined Benefit Plan FBO Condea Vista Company Retirement, U/A/D 07/20/1984, 900 Threadneedle St., Houston, Texas 77079-2907 (5.40%).

     WORLDWIDE GROWTH INSTITUTIONAL PORTFOLIO: Retirement Plan For Non-Lawyer Personnel of Baker & Botts LLP, 910 Louisiana, Houston, Texas 77002-4916 (28.45%); Independent Trust Corp., Custodian Funds 82B, 15255 South 94th Avenue, Suite 300, Orland Park, Illinois 60462-3817 (23.65%); National City Bank NE TTEE, Amer. Cunningham Brennan Co. LPA Prof/SH TR DTD 06-28-72, FO David L. Brennan, Attn: MF 64A138037, P.O. Box 94984, Cleveland, Ohio 44101-4984 (19.52%); CNA Trust Corporation TTEE, FBO Nicholas Applegate 401(K) Plan, A/C #1050520327, P. O. Box 5024, Costa Mesa, California, 92628-5024 (6.76%).

     INTERNATIONAL SMALL CAP GROWTH INSTITUTIONAL PORTFOLIO: First Tennessee Bank NA, Reinvest Account, 165 Madison Avenue, Fl.7, Memphis, Tennessee 38103-2723 (23.22%); University of B.C. (Canada) Endowment Fund, 220 Dundas Street, 2nd Floor, London Ontario, Canada N6A 4S4 (18.17%); Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, Texas 78731-4951 (17.06%); Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (7.75%); Methodist Home, Texas Non-Profit Corporation, 1111 Herring Avenue, Waco, Texas 76708-3696 (7.67%).

     EMERGING COUNTRIES INSTITUTIONAL PORTFOLIO: University of Notre Dame Du Lac, Investment Office, Grace Hall, Suite 900, Notre Dame, Indiana 46556 (20.86%); Northern Trust, Cust., FBO Lor Aggressive Growth Emerging Markets, P.O. Box 92956, Chicago, IL 60675-2956 (14.80%); Methodist Home, Texas Non-Profit Corporation, 1111 Herring Avenue, Waco, Texas 76708-3696 (9.16%):
Bost. & Co., A/C # MURF4120002, Mutual Funds Operations, P.O. Box 3198, Pittsburgh, Pennsylvania 15230-3198 (9.13%); First Tennessee Bank NA, Reinvest Account, 165 Madison Avenue, Fl.7, Memphis, Tennessee 38103-2723 (6.54%); Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, Texas 78731-4951 (6.33%).

     GLOBAL GROWTH & INCOME INSTITUTIONAL PORTFOLIO: Arthur E. Nicholas, P.O. Box 2169, Del

Mar, California 92014-1469 (60.41%); Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P. O. Box 2295, Rancho Santa Fe, California 92067-2295 (17.28%); CNA Trust Corporation TTEE, FBO Nicholas Applegate 401(K) Plan, A/C #1050520327, P. O. Box 5024, Costa Mesa, California, 92628-5024 (9.85%).

     EMERGING MARKETS BOND FUND - CLASS I: Nicholas Applegate Capital Management, Attn: Rommel Diawatan, 600 West Broadway, 30th Floor, San Diego, California, 92101-3311 (90.07%).

     LATIN AMERICA FUND - CLASS I: Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (95.46%).

     GREATER CHINA FUND - CLASS I: Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (95.89%).

     PACIFIC RIM FUND - CLASS INSTITUTIONAL: Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (86.55%); State Street Bank & Trust Co., C/F The IRA Rollover of Robertson Schaefer, P.O. Box 537, Rancho Santa Fe, California 92067-0537 (5.30%).

     GLOBAL BLUE CHIP FUND - CLASS I: Arthur E. Nicholas, P.O. Box 2169, Del Mar, California 92014-1469 (39.93%); Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P. O. Box 2295, Rancho Santa Fe, California 92067-2295 (20.94%); CNA Trust Corporation TTEE, FBO Nicholas Applegate 401(K) Plan, A/C #1050520327, P. O. Box 5024, Costa Mesa, California, 92628-5024 (5.95%).

     SHORT-INTERMEDIATE FIXED INCOME INSTITUTIONAL PORTFOLIO: Indiana State Council of Carpenters Health & Welfare Fund, DTD 9/16/75, William A. Johnson Morris Assoc. In., P.O. Box 50440, Indianapolis, Indiana 46250-0440 (64.88%); Community Hospital Foundation, P.O. Box 458, Channelsview, Texas 77530-0458 (32.06%).

     HIGH QUALITY BOND INSTITUTIONAL PORTFOLIO:  Charles Schwab & Co., Inc.,
Attn: Mutual funds, 101 Montgomery Street, 11th Floor, San Francisco, California 94104-4122 (73.79%); Retirement Plan for Non-Lawyer Personnel of Baker & Botts, LLP., 910 Louisiana, Houston, Texas 77002-4916 (21.18%).

     HIGH YIELD BOND FUND - CLASS I: Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P. O. Box 2295, Rancho Santa Fe, California 92067-2295 (35.61%); Wuesthoff Memorial Hospital Fund, Depreciation Not-for-Profit Corp., (501C-3), P.O. Box 565002, Rockledge, Florida 32956-5002 (28.60%); Wuesthoff Memorial Hospital Pension Plan Master Trust, Pen. PLS Bargaining & Non-Bargaining, P.O. Box 565002, Rockledge, Florida 32956-5002 (9.94%); First American National Bank, Attn: Jeff D. Eubanks, 800 First American Center, Nashville, Tennessee 37237 (6.22%); First American National Bank, Attn:
Jeff D. Eubanks, 800 First American Center, Nashville, Tennessee 37237 (5.69%).

     STRATEGIC INCOME INSTITUTIONAL PORTFOLIO: Sherryl A. Nicholas TTEE, Sherryl A. Nicholas Revocable Trust U/A DTD 12/08/95, P. O. Box 2295, Rancho Santa Fe, California 92067-2295 (85.89%).
     As of such date, the Trustees and officers of the Trust, as a group, owned beneficially and of record less than 1% of the outstanding shares of each of the Funds or the Portfolios predecessors to the corresponding Funds, except for the shares indicated above that are held by Nicholas-Applegate Capital Management.


                           TRUSTEES AND PRINCIPAL OFFICERS

     The names, addresses and ages of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

     FRED C. APPLEGATE (52), TRUSTEE AND CHAIRMAN OF THE BOARD OF TRUSTEES. 885 La Jolla Corona Court, La Jolla, California. Private investor. Formerly President, Nicholas-Applegate Capital Management (from August 1984 to December
1991). Director of Nicholas-Applegate Fund, Inc. (since 1987). Mr. Applegate's interests in Nicholas-Applegate Capital Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

     DANN V. ANGELOFF (62), TRUSTEE. 727 West Seventh Street, Los Angeles, California. President, The Angeloff Company, corporate financial advisers (since 1976); Director, Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to 1987) and University Counselor to the President (since 1987), University of Southern California (since 1987); Director, Public Storage, Inc., a real estate investment trust (since 1980). Formerly Trustee, Nicholas-Applegate Investment Trust (until 1998).

     WALTER E. AUCH (76), TRUSTEE.* 6001 North 62nd Place, Paradise Valley, Arizona. Director, Geotech Communications, Inc., a mobile radio communications company (since 1987); Fort Dearborn Fund (since 1987); Brinson Funds (since
1994), Smith Barney Trak Fund (since 1992), registered investment companies; Pimco Advisors L.P., an investment manager (since 1994); and Banyan Realty Fund (since 1987), Banyan Strategic Land Fund (since 1987), Banyan Strategic Land Fund II (since 1988), and Banyan Mortgage Fund (since 1988), real estate investment trusts. Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to 1986); Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979). Formerly Trustee, Nicholas-Applegate Investment Trust (until 1998). Mr. Auch is considered to be an "interested person" of the Trust under the 1940 Act because he is on the board of a company a subsidiary of which is a broker-dealer.

     THEODORE J. COBURN (44), TRUSTEE. 17 Cotswold Road, Brookline, Massachusetts. Partner, Brown Coburn & Co. an investment banking firm (since
1991), and research associate, Harvard Graduate School of Education (since
1996). Director, Nicholas-Applegate Fund, Inc. (since 1987), Emerging Germany Fund (since 1991), Moovies, Inc. (since 1995). Formerly Managing Director of Global Equity Transactions Group and member of Board of Directors, Prudential Securities (from 1986 to June 1991). Formerly Trustee, Nicholas-Applegate Investment Trust (until 1998).
     DARLENE DEREMER (42), TRUSTEE.  155 South Street, Wrentham, Massachusetts.

President and Founder, DeRemer Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since 1995); formerly Vice President and Director, Asset Management Division, State Street Bank and Trust Company (from 1982 to 1987), and Vice President, T. Rowe Price & Associates (1979 to 1982); Director, Jurika & Voyles Fund Group (since 1994), Nicholas-Applegate Strategic Opportunities Ltd. (since 1994), Nicholas-Applegate Securities International (since 1994), and King's Wood Montessori School (since 1995); Member of Advisory Board, Financial Women's Association (since 1995). Formerly Trustee, Nicholas-Applegate Investment Trust (until 1998).

     GEORGE F. KEANE (68), TRUSTEE. 450 Post Road East, Westport, Connecticut. President Emeritus and Senior Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions (since
1993), after serving as its President (from 1971 to 1992); Member of Investment Advisory Committee, New York State Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
1987); Director, United Educators Risk Retention Group (since 1989); Director, RCB Trust Company (since 1991); Director, School, College and University Underwriters Ltd. (since 1986); Trustee, Fairfield University (since 1993); Director, The Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen Energy Corporation (since 1994); Director Universal Stainless & Alloy Products Inc. (since 1994). Formerly President, Endowment Advisers, Inc. (from August 1987 to December 1992); Formerly Trustee, Nicholas-Applegate Investment Trust (until 1998).

     ARTHUR B. LAFFER (57), TRUSTEE.*/ 5405 Morehouse Drive, Suite 340, San Diego, California. Chairman, A.B. Laffer & Associates, an economic consulting firm (since 1979); Chairman, Laffer Advisers Incorporated, economic consultants (since 1981); Director, Nicholas-Applegate Fund, Inc. (since 1987); Director, U.S. Filter Corporation (since March 1991), MasTec Inc., construction (since
1994), and Coinmach Laundry Corporation (since 1996); Chairman, Calport Asset Management, Inc. (since 1992); formerly Distinguished University Professor and Director, Pepperdine University (from September 1985 to May 1988) and Professor of Business Economics, University of Southern California (1976 to 1984). Mr. Laffer is considered to be an "interested person" of the Trust because A.B. Laffer & Associates or its affiliates received material compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.

     CHARLES E. YOUNG (66), TRUSTEE. UCLA, 2224 Murphy Hall, Los Angeles, California. Chancellor, UCLA (1968-1997); Director, Nicholas-Applegate Fund, Inc. (since 1992); Director, Intel Corp. (since 1974), Academy of Television Arts and Sciences Foundation (since October 1988), Los Angeles World Affairs Council (since 1977) and Town Hall of California (since 1982).

     ARTHUR E. NICHOLAS (51), PRESIDENT.*/ Managing Partner and Chief Investment Officer, Nicholas-Applegate Capital Management (since 1984), and Chairman / President Nicholas-Applegate Securities. Director and Chairman of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered open-end investment company, since 1987. Formerly Trustee, Nicholas-Applegate Investment Trust (until 1998).

     E. BLAKE MOORE, JR. (40), CHIEF FINANCIAL OFFICER AND SECRETARY. Chief Financial Officer, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since 1998), and General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since 1993); formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993).


     PETER J. JOHNSON (42), VICE PRESIDENT. Partner and Director-Client Services/Marketing, Nicholas-Applegate Capital Management (since January 1992) and Vice President, Nicholas-Applegate Securities (since December 1995); formerly, Marketing Director, Pacific Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments Institutional Services (from August 1987 to July 1989).

     Each Trustee of the Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

     The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1998, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                          Aggregate           Pension or Retirement          Estimated Annual        Total Compensation from Trust
                          Compensation from   Benefits Accrued as Part of    Benefits Upon           and Trust Complex Paid to
Name                      Trust               Trust Expenses                 Retirement              Trustee
----------------------------------------------------------------------------------------------------------------------------------
Fred C. Applegate         $ 23,000            None                           N/A                     $  37,000 (63*)
Arthur B. Laffer          $ 18,000            None                           N/A                     $  32,000 (63*)
Charles E. Young          $ 19,000            None                           N/A                     $  34,000 (63*)
Dann V. Angeloff          $ 22,000            None                           N/A                     $  39,000 (18*)
Walter E. Auch            $ 20,000            None                           N/A                     $  20,000 (17*)
Theodore J. Coburn        $ 20,000            None                           N/A                     $  36,000 (18*)
Darlene Deremer           $ 18,000            None                           N/A                     $  18,000 (17*)
George F. Keane           $ 20,000            None                           N/A                     $  20,000 (17*)

*  Indicates total number of funds in Trust complex, including the Funds.

                                  INVESTMENT ADVISER

     The Investment Adviser to the Trust is Nicholas-Applegate Capital Management, a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

     The Investment Adviser was organized in 1984 to manage discretionary accounts investing in publicly traded securities for a variety of investors. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Mr. Nicholas.

     Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted.

THE INVESTMENT ADVISORY AGREEMENT

     Under the Investment Advisory Agreement between the Trust and the Investment Adviser with respect to the Funds, the Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to the direction of the Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

     The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or for any loss suffered by a Fund or the Trust in connection with the matters to which the Investment Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Trust has agreed to indemnify the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as an investment adviser of the Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

     Prior to the Reorganization, the Trust had not engaged the services of an investment adviser for the Trust's Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees earned by the Investment Adviser and reported below were for services provided to the master funds of the Master Trust. The amounts of the advisory fees earned by the Investment Adviser for the fiscal year ended March 31, 1998, and the amounts of the reductions in fees and reimbursement of expenses by the Investment Adviser (or recoupment of fees previously deferred and expenses previously reimbursed) as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:

                                                                   Fee Reductions and
                                                                Expense Reimbursements
Fund                                             Advisory Fees      (or Recoupments)
--------------------------------------------------------------------------------------
Global Blue Chip Fund                              $  21,373           $  25,177
International Core Growth Fund                       308,562              30,669
Worldwide Growth Fund                              1,251,181             111,071
International Small Cap Growth Fund                  658,893              79,886
Global Growth & Income Fund                           29,786              20,322
Emerging Countries Fund                            2,790,216              84,868
Emerging Markets Bond Fund                             7,492              25,250
Pacific Rim Fund                                       2,848               8,837
Greater China Fund                                     2,721               8,977
Latin America Fund                                     4,778              13,560
Large Cap Fund                                        32,530              53,872
Mid Cap Growth Fund                                3,422,148               9,400
Value Fund                                            52,328              60,348
Small Cap Growth Fund                              6,613,874                   0
Mini Cap Growth Fund                                 866,987              (5,098)
Convertible Fund                                   1,427,198                   0
Balanced Growth Fund                                 220,025              48,936
Short Intermediate Fund                               37,524              93,900
High Quality Bond Fund (1)                            94,359             193,047
Strategic Income Fund                                 24,977              75,946
High Yield Bond Fund                                  36,505             111,479

(1) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund pursuant to the Reorganization.

     The Investment Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act). The Investment Advisory Agreement may be terminated with respect to any Fund by the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company
Act) or the Investment Adviser upon not more than 60 days' written notice, without payment of any penalty. The Investment Advisory Agreement provides that it will continue in effect with respect to each Fund for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

EXPENSE LIMITATION

     Under the Investment Advisory Agreement, the Investment Adviser has agreed to defer its fees, and to absorb other expenses of each Fund (including administrative fees and distribution expenses for the Fund, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, organizational expenses and other capitalized expenditures and extraordinary expenses), subject to possible reimbursement during a five year period to ensure that the operating expenses for the Funds do not exceed the amounts specified in the Funds' prospectus.

                                    ADMINISTRATOR

     The principal administrator of the Trust is Investment Company Administration Corporation ("ICAC"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018.

     Pursuant to an Administration Agreement with the Trust, ICAC is responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust. ICAC has no supervisory responsibility over the investment operations of the Funds. The management or administrative services of ICAC for the Trust are not exclusive under the terms of the Administration Agreement and ICAC is free to, and does, render management and administrative services to others. ICAC also serves as the administrator for the Master Trust.

     For its services, ICAC receives under the Administration Agreement annual fees from each Fund equal to the Fund's pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million and 0.01% thereafter, subject to a $40,000 annual minimum. As a result, for the fiscal year ended March 31, 1998, ICAC received aggregate compensation of $848,799 for all of the series of the Trust.

     In connection with its management of the corporate affairs of the Trust, the Administrator pays the salaries and expenses of all its personnel and pays all expenses incurred in connection with managing the ordinary course of the business of the Trust, other than expenses assumed by the Trust as described below.

     Under the terms of the Administration Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of their assets, (b) the fees and expenses of Trustees and officers of the Trust who are not affiliated with ICAC or the Investment Adviser, (c) out-of-pocket travel expenses for the officers and Trustees of the Trust and other expenses of Board of Trustees' meetings, (d) the fees and certain expenses of the Custodian, (e) the fees and expenses of the Transfer and Dividend Disbursing Agent that relate to the maintenance of each shareholder account, (f) the charges and expenses of the Trust's legal counsel and independent accountants, (g) brokerage commissions and any issue or transfer taxes chargeable to Trustees and officers of the Trust in connection with securities transactions, (h) all taxes and corporate fees payable by the Trust to federal, state and other governmental agencies, (i) the fees of any trade association of which the Trust may be a member, (j) the cost of maintaining the Trust's existence, taxes and interest, (k) the cost of fidelity and liability insurance,
(l) the fees and expenses involved in registering and maintaining the registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying their shares under state securities laws, including the preparation and printing of the Trust's registration statement, prospectuses and statements of additional information,
(m) allocable communication expenses with respect to investor services and all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders, (n) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, and (o) expenses assumed by the Trust pursuant to any plan of distribution adopted in conformity with Rule 12b-1 under the Investment Company Act.

     The Administration Agreement provides that ICAC will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from ICAC's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The Administration Agreement will terminate automatically if assigned, and may be terminated without penalty by either ICAC or the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company
Act), upon 60 days' written notice. The Administration Agreement will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

     Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by ICAC or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other service providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.


                                     DISTRIBUTOR

     Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, California 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Funds. The Distributor is a California limited partnership organized in 1992 to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

     Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of shares of the Portfolios, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Class I shares of the Funds may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


                         PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Trust's Board of Trustees, the Investment Adviser executes the Funds' portfolio transactions and allocates the brokerage business. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Investment Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and allocation of orders.

     The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Funds or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect to investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessarily reduced as a result of the receipt of such supplemental information, services and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Investment Adviser in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser may pay higher commissions on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

     Although the Investment Adviser makes investment decisions for the Trust independently from those of its other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, the Investment Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

     Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

     During the fiscal year ended March 31, 1998, the following master funds of the Master Trust (which were predecessors to the corresponding Funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Worldwide Growth Fund -- Merrill Lynch & Co.; International Small Cap Growth Fund -- Merrill Lynch & Co.; Global Growth & Income Fund -- Salomon Smith Barney, J. P. Morgan & Co., Merrill Lynch & Co.; Emerging Countries Fund -- Merrill Lynch & Co.; Large Cap Growth Fund -- Merrill Lynch & Co., J. P. Morgan & Co.; Mid Cap Growth Fund -- Merrill Lynch & Co., J. P. Morgan & Co.; Small Cap Growth Fund -- Merrill Lynch & Co.; Mini Cap Growth Fund -- Merrill Lynch & Co.; Convertible Fund -- Salomon Smith Barney, Merrill Lynch & Co., J. P. Morgan & Co.; Balanced Growth Fund -- Bear Stearns Co., Morgan Stanley Dean Witter Discover & Co.; Short-Intermediate Fund -- Lehman Brothers; Strategic Income Fund -- J. P. Morgan & Co.; High Yield Bond Fund -- Merrill Lynch & Co., J. P. Morgan & Co. The holdings of securities of such brokers and dealers were as follows as of March 31, 1998: Worldwide Growth Fund -- Merrill Lynch & Co. ($456,500); Global Growth & Income -- Salomon Smith Barney ($56,737); Large Cap Growth Fund -- Merrill Lynch & Co. ($116,200); Mid Cap Growth Fund -- Merrill Lynch & Co. ($3,925,900); Convertible Fund -- Salomon Smith Barney ($2,619,937); Balanced Growth Fund -- Bear Stearns Co. ($103,778), Morgan Stanley Dean Witter Discover & Co. ($131,175); Short-Intermediate Fund -- Lehman Brothers ($202,356); Strategic Income Fund -- J. P. Morgan & Co. ($108,000); High Yield Bond Fund -- Merrill Lynch & Co. ($1,205,000).

     The aggregate dollar amount of brokerage commissions paid by the master fund predecessors to the corresponding Funds during the last three fiscal years of the Trust were as follows:


                                                                      Year Ended
                                                -----------------------------------------------------
                                                March 31, 1998     March 31, 1997      March 31, 1996
                                                -----------------------------------------------------
Global Blue Chip Fund                           $     49,764                 N/A                 N/A
International Core Growth Fund                       464,615       $      24,643                 N/A
Worldwide Growth Fund                              1,065,153             970,564      $      484,310
International Small Cap Growth Fund                  745,259             692,326             116,735
Global Growth & Income Fund                           52,145                   0                 N/A
Emerging Countries Fund                            3,634,338           1,427,861             169,728
Emerging Markets Bond Fund                                 0                 N/A                 N/A
Pacific Rim Fund                                      10,403                 N/A                 N/A
Greater China Fund                                    11,105                 N/A                 N/A
Latin America Fund                                    12,759                 N/A                 N/A
Large Cap Growth Fund                                 30,907               4,620                   0
Mid Cap Growth Fund                                1,809,755           1,139,938             862,396
Value Fund                                            14,316               8,996                 N/A
Small Cap Growth Fund                              1,002,867             987,245           1,038,140
Mini Cap Growth Fund                                 202,223              90,844              40,185
Convertible Fund                                     130,017             114,243              83,459
Balanced Growth Fund                                  43,966              35,105              51,038


                                         B-50


Short Intermediate Fund                                    0                   0                   0
High Quality Bond Fund (1)                               100                   0                   0
Strategic Income Fund                                 43,966               2,556                 N/A
High Yield Bond Fund                                   1,896                 200                 N/A


(1) The Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund paid no brokerage fees in the fiscal year ended March 31, 1998.

Of the total commissions paid during the fiscal year ended March 31, 1998, $1,155,155 (12.39%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.


                        PURCHASE AND REDEMPTION OF FUND SHARES

     Class I shares of the Funds may be purchased and redeemed at their net asset value without any initial or deferred sales charge.

     The price paid for purchases and redemptions of Class I shares of the Funds is based on the net asset value per share, which is calculated once daily at the close of trading (normally 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Portfolios. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.


                                 SHAREHOLDER SERVICES

     The services offered by the Trust to shareholders of Class I shares of the Funds can vary, depending on the needs of the qualified retirement plan, and should be arranged by contacting the Trust, the Distributor, the Administrator or the Transfer Agent.

SHAREHOLDER INVESTMENT ACCOUNT

     Upon the initial purchase of Class I shares of a Fund, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. Certificates will be issued for Class I shares of the Fund as indicated in the Prospectus.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

     For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Class of shares of a Fund at net asset value. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at net asset value by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

AUTOMATIC INVESTMENT PLAN

     Under the Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of a Fund on a monthly or quarterly basis on any day of the month or quarter by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to participants of the Automatic Investment Plan. Participation in the Plan will begin within 30 days after receipt of the account application. If the investor's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the investor's Plan may be terminated and the related investment reversed. The investor may change the amount of the investment or discontinue the Plan at any time by writing to the Transfer Agent. Further information about this program and an application form can be obtained from the Transfer Agent or the Distributor.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     A shareholder of Class I shares of one Fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Fund (the "paying Fund") into Class I shares of any other Fund (the "receiving Fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Fund equals or exceeds that Fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Fund is below that Fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Fund must be automatically reinvested in the receiving Fund, (iii) if this privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund will have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

     The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REDEMPTION IN KIND

     The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

EXCHANGE PRIVILEGE

     Class I shares of a Fund may be exchanged into Class I shares of any other Fund as provided in the Prospectus. The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term market movements. Accordingly the Trust reserves the right to limit the number of exchanges an investor or participant may make in any year, to avoid excessive Fund expenses.

     Before effecting an exchange, investors should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series being purchased. An exchange will be treated as a redemption and purchase for tax purposes.

TELEPHONE PRIVILEGE

     Investors may exchange or redeem shares by telephone if they have elected the telephone privilege on their account applications as provided in the Prospectus.

     The Trust will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include requiring personal identification by account number and social security number, tape recording of telephone instructions, and providing written confirmation of transactions. The Trust reserves the right to refuse a telephone exchange or redemption request if it believes, for example, that the person making the request is neither the record owner of the shares being exchanged or redeemed nor otherwise authorized by the investor to request the exchange or redemption. Investors will be promptly notified of any refused request for a telephone exchange or redemption. No Fund or its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be an investor with respect to the telephone privilege.

REPORTS TO INVESTORS

     Each Fund will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Funds may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Funds upon request.

                                   NET ASSET VALUE

     The net asset value of a Class I share of a Fund is calculated by dividing
(i) the value of the securities held by the Fund , plus any cash or other assets, minus all the Class' proportional interest in the Fund's liabilities (including accrued estimated expenses on an annual basis) and all liabilities allocable to such Class, by (ii) the total number of Class I shares of the Fund outstanding. The value of the investments and assets of a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

     In the event that the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Trust will reconsider the time at which they compute net asset value. In addition, the asset value of the Fund may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

     The Funds value long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, the Investment Adviser will user, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service, as discussed below. The Funds value debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less than 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Trust not to represent fair value. The Funds value repurchase agreements at cost plus accrued interest.

     The Funds value U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

     The Funds value options, futures contracts and options thereon, which trade on exchanges, at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.

     Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 1:00 p.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

     Securities and assets for which market quotations are not readily available, or for which the Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

     The Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.


                          DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Balanced, Convertible and Global Growth & Income Funds declare and pay quarterly dividends of net investment income. The Short-Intermediate, High Quality Bond, Strategic Income, High Yield Bond and Emerging Markets Bond Funds declare and pay monthly dividends of net investment income. All other Funds declare and pay annual dividends of all investment income. Each Fund makes distributions at least annually of its net capital gains, if any. In determining amounts of capital gains to be distributed by a Fund, any capital loss carryovers from prior years will be offset against its capital gains.

REGULATED INVESTMENT COMPANY

     The Trust has elected to qualify each Fund as a regulated investment company under Subchapter M of the Code, and intends that each Fund will remain so qualified.

     As a regulated investment company, a Fund will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) for taxable years beginning on or before August 5, 1997 derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and
(d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     A Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Funds intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

     Dividends paid by a Fund from ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Funds is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by a Fund will be eligible for the dividends received deduction only if the Fund has satisfied a 46-day holding period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Fund for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of its taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

     Under the Code, any distributions designated as being made from net capital gains are taxable to a Fund's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Fund as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% (20% in Property sold after July 28, 1997 that was held more than 18 months) for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of a Fund.

     Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

     A shareholder who acquires shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund if the shareholder acquires shares in a Fund of the Trust pursuant to a reinvestment right that reduces the sales charges in the subsequent acquisition of shares.

SPECIAL TAX CONSIDERATIONS

     U.S. GOVERNMENT OBLIGATIONS. Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Fund provided that certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Trust will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

     SECTION 1256 CONTRACTS. Many of the futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Funds are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

     SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to the shareholders.

     FOREIGN TAX. Foreign countries may impose withholding and other taxes on income received by a Fund from sources within those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified in writing within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Fund. With respect to such election, the Fund treats gains from the sale of securities as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     SHORT SALES. Generally, capital gain or loss realized by the Fund in a short sale may be long-term or short term depending on the holding period of the short position. Under a special rule, however, the capital gain will be short-term gain if (1) as of the date of the short sale, the Fund owned property for the short-term holding period that was substantially identical to that which the Fund used to close the sale or (2) after the short sale and on or before its closing, the Fund acquired substantially similar property. Similarly, if the Fund held property substantially identical to that sold short was held by the Fund for the long-term holding period as of the date of the short sale, any loss on closing the short position will be long-term capital loss. These special rules do not apply to substantially similar property to the extent such property exceeds the property used by the Fund to close its short position.

     ORIGINAL ISSUE DISCOUNT. The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Funds treat the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do not receive payment of that amount until a later time, usually when the debt security matures. The Funds treat a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.

     The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire in the secondary market as having market discount. Generally, a Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary interest income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

     The Funds generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Funds have yet to receive cash representing such income. The Funds may obtain cash to pay such dividends from sales proceeds of securities held by the Funds.

OTHER TAX INFORMATION

     The Funds may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Trust with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     The Trust may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Trust and of shareholders of a Fund with respect to distributions by the Fund may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.


                               PERFORMANCE INFORMATION

     The Trust may from time to time advertise total returns and yields for the Funds, compare Fund performance to various indices, and publish rankings of the Funds prepared by various ranking services. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future. For purposes of calculating the historical performance of a Fund, the

Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization.

TOTAL RETURN

     The total return for a Fund is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investments are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Fund over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Total return does not take into account any federal or state income taxes.

     Total return is computed according to the following formula:

                                           n
                                   P(1 + T)  = ERV

Where:    P    =    a hypothetical initial payment of $1,000.
     T    =    average annual total return.
     n    =    number of years.
     ERV  =    ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

YIELD

     The yield for a Fund is calculated based on a 30-day or one-month period, according to the following formula:
                           6
      Yield = 2[(a - b + 1)  -1]
                 -----
                (c x d)

     For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

     Yields for the predecessors to the Class I shares of the Funds for the 30-day period ended March 31, 1998 were as follows:

          Income & Growth Fund Class I Shares     2.20%

          Balanced Growth Fund Class I Shares     2.44%

          Short-Intermediate Fund Class I Shares  6.01%

          High Quality Bond Fund Class I Shares   6.28%

          Strategic Income Fund Class I Shares    7.89%

          High Yield Bond Fund Class I Shares     8.35%

COMPARISON TO INDICES AND RANKINGS

     A Fund may compare the performance of its Class I shares to various unmanaged indices such as the Dow Jones Composite Average or its component averages, Standard and Poor's 500 Stock Index or its component indices, Standard and Poor's 100 Stock Index, the Russell Midcap Growth Index, the Russell 2000 Growth Index, the Russell 1000 Index, the CS First Boston Convertible Index, the Lehman Brothers Government Bond Index, the Morgan Stanley Capital International World Index, the Morgan Stanley Capital International Emerging Markets Free Index, the Morgan Stanley Capital International Latin America Emerging Market Index, the Emerging Markets Investible Index, the Morgan Stanley Capital International Europe, Australia and Far East Index, the IFC Emerging Markets Investible Index, The New York Stock Exchange composite or component indices, the Wilshire 5000 Equity Index, indices prepared by Lipper Analytical Services and Morningstar, Inc., the CDA Mutual Fund Report published by CDA Investment Technologies, Inc., performance statistics reported in financial publications such as The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, the Consumer Price Index (or Cost of Living Index) published by the U.S. Bureau of Labor Statistics, Stocks, Bonds, Bills and Inflation published by Ibbotson Associates, Savings and Loan Historical Interest Rates published in the U.S. Savings & Loan League Fact Book, and historical data supplied by the research departments of First Boston Corporation, The J.P. Morgan companies, Salomon

Brothers, Merrill Lynch, Lehman Brothers, Smith Barney Shearson and Bloomberg L.P. Unmanaged indices (I.E., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.

     A number of independent mutual fund ranking entities prepare performance rankings. These entities categorize and rank funds by various criteria, including fund type, performance over a given period of years, total return, standardized yield, variations in sales charges and risk\reward considerations.

     The following indices are referred to in the Fund's Prospectus in connection with the Investment Strategy of the Large Cap Growth, Mid Cap Growth, Value and Small Cap Growth Funds:

     The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     The Russell 1000 Growth Index contains those companies among the Russell 1000 securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in the Growth Stock Index generally have higher price-to-book and price earnings ratios than the average for all companies in the 2000 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investment. The index was not available until 1986.

PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

     The following tables set forth historical performance information for the Class I shares of the Large Cap, Value, Mini Cap Growth, Balanced, Short-Intermediate, High Quality Bond, Strategic Income and High Yield Bond Funds. It includes historical performance information for the Institutional Portfolios which preceded the Funds prior to the reorganization of the Trust in July 1998 and the Investment Adviser's composite performance data relating to the historical performance of all institutional private accounts managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of such Funds. The composite data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Funds. Investors should not consider this performance data as an indication of future performance of the Funds or of the Investment Adviser.

     The Investment Adviser has advised the Trust that the net performance results for the Funds are calculated as set forth above under "General Information -- Performance Information." All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

     The Investment Adviser's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR".), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional private accounts managed by the Investment Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Large Cap, Value, Mini Cap Growth, Balanced, Short-Intermediate, High Quality Bond, Strategic Income and High Yield Bond Funds. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly

--------------------
(1) AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and
(ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance data.

     The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the Large Cap, Value, Mini Cap Growth, Balanced, Short-Intermediate, High Quality Bond, Strategic Income and High Yield Bond Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been subject to the same expenses as the Funds or had been regulated as investment companies under the federal securities laws.

     The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

     The investment results presented below are not intended to predict or suggest the returns that might be experienced by the Large Cap, Value, Mini Cap, Balanced, Short-Intermediate, High Quality Bond, Strategic Income or High Yield Bond Funds or an individual investor investing in such Funds.

                                                          CLASS I SHARES OF THE FUNDS
                                      -------------------------------------------------------
                                                               BALANCED GROWTH PERFORMANCE                                    VALUE
                                      -------------------------------------------------------                        ---------------
                                                                                                                     PERFORMANCE
                                      -------------------------------------------------------                        ---------------
                                      INVESTMENT                                60% S&P 500                   INVESTMENT
                         BALANCED     ADVISER'S                  LEHMAN BROS.    INDEX 40%                     ADVISER'S
                          GROWTH       BALANCED       S&P 500     GOVT./CORP.    LEHMAN BROS.      VALUE         VALUE      S&P 500
        YEAR               FUND       COMPOSITE       INDEX(1)    INDEX(2)       INDEX(1,2)        FUND        COMPOSITE    INDEX(1)
        ----             --------     ----------      --------   ------------   ------------       -----      ----------    --------
 1988(3). . . . .                        4.98%         10.25%        3.80%           7.67%
 1989 . . . . . .                       17.61          31.61        14.23           12.59
 1990 . . . . . .                        5.69          (3.04)        8.29            1.58
 1991 . . . . . .                       32.73          30.46        16.13           24.81
 1992 . . . . . .                        9.40           7.62         7.57            7.67
 1993 . . . . . .          2.89%        20.14           2.32        11.06           10.52
 1994(3). . . . .         (4.61)        (5.37)          1.32         3.51           (0.57)                         3.79%      1.32%
 1995 . . . . . .         24.60         29.23          37.60        19.24           30.02                         30.79      37.60
 1996(3). . . . .         17.41         11.88          22.96         2.89           14.65          24.25%         32.01      22.96
 1997 . . . . . .         21.38         17.70          33.31         9.75           23.63          40.55          40.55      33.31
 1998(4). . . . .          9.88         10.19          13.95         1.52            8.90          14.54          14.54      13.95
 Last Year(4) . .         40.38         36.38          47.97        12.39           32.91          57.78          57.78      47.97
 Last 5 Years(4).           N/A         14.87          22.39         6.95           16.11            N/A            N/A        N/A
 Since Inception(4)       16.42         14.98          18.93         8.92           14.98          43.55          30.33      28.27

--------------------
(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities, and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.

(3) Inception dates are as follows: Balanced Growth Composite - April 1, 1988; Balanced Growth Institutional Portfolio (predecessor to the Class I shares of the Balanced Growth Fund) - October 1, 1993; Value Composite (predecessor to the Class I shares of the Value Fund) - April

     1, 1994; Value Institutional Portfolio - April 30, 1996.

(4)  Through March 31, 1998

                                                     CLASS I SHARES OF THE FUNDS
                                            -------------------------------------------
                                                     LARGE CAP GROWTH                                MINI CAP PERFORMANCE
                                            -------------------------------------------          -------------------------------
                                                     PERFORMANCE
                                                     -----------
                                               INVESTMENT                                        INVESTMENT
                          LARGE CAP         ADVISER'S LARGE     RUSSELL        MINI CAP           ADVISER'S         RUSSELL 2000
                           GROWTH              CAP GROWTH     1000 GROWTH       GROWTH            MINI CAP          GROWTH STOCK
         YEAR               FUND               COMPOSITE        INDEX(1)         FUND             COMPOSITE            INDEX(2)
         ----             ---------         ---------------   -----------      --------          ----------         ------------
 1991(3). . . . . .                                                                                 28.69%             14.77%
 1992 . . . . . . .                                                                                 11.58               7.77
 1993 . . . . . . .                                                                                  7.25               13.36
 1994 . . . . . . .                                                                                 (5.85)             (2.43)
 1995(3). . . . . .                              35.38%          25.26%          14.80%             55.93               31.06
 1996(3). . . . . .        (1.12%)               26.63           23.12           28.73              27.72               11.26
 1997 . . . . . . .         46.07                33.06           30.48           30.19              30.61               12.84
 1998(4). . . . . .         17.61                16.17           15.15           15.65              15.63               11.89
 Last Year(3) . . .         63.32                57.24           49.45           68.89              68.95               41.16
 Last 5 Years(3). .          N/A                  N/A             N/A             N/A               24.78               15.70
 Since Inception(4)         52.39                38.38           32.33           34.18              24.72               14.86

--------------------
(1) The Russell 1000 Growth Index contains those companies among the Russell 1000 securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in the Growth Stock Index generally have higher price-to-book and price-earnings ratios than the average for all companies in the 2000 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(3) Inception dates are as follows: Large Cap Growth Composite - April 1, 1995; Large Cap Growth Institutional Portfolio (predecessor to the Class I shares of the Large Cap Growth Fund) - December 26, 1996; Mini Cap Composite - August 1, 1991; Mini Cap Growth Institutional

     Portfolio (predecessor to the Class I shares of the Mini Cap Growth Fund) - July 12, 1995.

(4)  Through March 31, 1998

                                                       CLASS I SHARES OF THE FUNDS
                             ---------------------------------------------------------------
                                     SHORT-INTERMEDIATE
                                  PERFORMANCE                                 HIGH QUALITY BOND PERFORMANCE
                             ----------------------------------------------   -----------------------------
                                                              Merrill Lynch                                        LEHMAN BROS.
                                SHORT-         Investment        1-3 Yr.        HIGH QUALITY      Investment        GOVT./CORP.
                             INTERMEDIATE      ADVISER'S         Treasury           BOND          Adviser's            BOND
YEAR                             FUND          COMPOSITE        Index(1)            FUND          Composite          INDEX(2)
----                             ----          ---------        --------            ----          ---------          --------
1984(3). . . . . . . . . .                       13.28%           13.78%                            15.72%             15.00%
1985 . . . . . . . . . . .                       15.66            13.96                             21.98              21.30
1986 . . . . . . . . . . .                       10.71            10.35                             16.13              15.59
1987 . . . . . . . . . . .                        5.09             5.65                              2.60               2.31
1988 . . . . . . . . . . .                        7.93             6.22                              7.87               7.52
1989 . . . . . . . . . . .                       10.16            10.87                             12.53              14.23
1990 . . . . . . . . . . .                        9.43             9.72                              8.37               8.29
1991 . . . . . . . . . . .                       12.56            11.68                             17.38              16.13
1992 . . . . . . . . . . .                        6.20             6.30                              7.38              7.57
1993 . . . . . . . . . . .                        7.19             5.41                             12.32              11.06
1994 . . . . . . . . . . .                        0.39             0.57                             (4.16)             (3.51)
1995 (3) . . . . . . . . .      4.95%            10.24            10.99            8.81%            16.69              19.24
1996 . . . . . . . . . . .       4.85             4.79             4.99             2.29             3.00              2.89
1997 . . . . . . . . . . .       6.67             6.66             6.65             9.52             9.49              9.75
1998(4). . . . . . . . . .       1.58             1.41             1.48             2.31             1.90              1.52
Last year (4). . . . . . .       7.50             7.23             7.51            12.60            11.86              12.39
Last 5 years (4) . . . . .       N/A              5.41             5.52             N/A              6.62              6.95
Last 10 years (4). . . . .       N/A              7.27             7.17             N/A              8.80              8.92
Since inception (4). . . .       7.05             8.46             9.05             8.92            10.27              10.25

--------------------

(1) The Merrill Lynch 1-3 Year Treasury Index is an index consisting of all public U.S. Treasury obligations having maturities from one to 2.99 years. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(2) The Lehman Brothers Government/Corporate Bond Index is an index consisting of the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index includes all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), its agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade U.S. dollar denominated corporate debt registered with the Securities and Exchange Commission; it also includes debt issued or guaranteed by foreign sovereign governments, municipalities, and governmental or international agencies. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(3) Inception dates are as follows: Short-Intermediate Composite - January 1, 1984; Short-Intermediate Institutional Portfolio (predecessor to the Class I shares of the Short-Intermediate Fund) - August 31, 1995;
     Discretionary-U.S. Composite - January 1, 1984; Fully Discretionary Institutional Portfolio (predecessor to the Class I shares of the High Quality Bond Fund) - August 31, 1995.

(4)  Through March 31, 1998

                                                      CLASS I SHARES OF THE FUNDS
                       --------------------------------------------------------------------------------------------------------
                                HIGH YIELD BOND PERFORMANCE                           STRATEGIC INCOME PERFORMANCE
                       --------------------------------------------    --------------------------------------------------------
                                                                                                     LEHMAN BROS.
                                    INVESTMENT                                    INVESTMENT         MORTGAGE-
                        HIGH YIELD  ADVISER'S          FIRST BOSTON    STRATEGIC  ADVISER'S          BACKED
                           BOND     HIGH YIELD         HIGH YIELD       INCOME    STRATEGIC INCOME   SECURITIES      MODEL
YEAR                       FUND     BOND COMPOSITE     INDEX(1)          FUND     COMPOSITE          INDEX(2)        INDEX(3)
----                       ----     --------------     --------          ----     ---------          --------        --------
1994(4) . . . . . . .                      1.45%            0.09%
1995. . . . . . . . .                     19.40            17.38
1996(4, 5). . . . . .     11.33%          21.87            12.42         9.20%          14.80%             5.36%         10.72%
1997. . . . . . . . .      21.40          21.83            12.63         16.74          16.74              9.48           14.70
1998(5) . . . . . . .      5.75            6.12             3.01         4.60            4.60              2.21           2.95
Last Year(5). . . . .      25.49           26.4            14.33         20.06          20.06              10.01          17.15
Since inception(5). .      23.92          17.38            11.26         18.86          16.20              7.32           12.65

--------------------
(1) The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(2) The Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools of GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages, with a principal amount of at least $50 million. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(3) The Model Index consists of 1/3 Lehman Brothers Mortgage-Backed Securities Index, 1/3 First Boston Convertible Index and 1/3 First Boston High Yield Bond Index. See note number 2 above for a description of the Lehman Brothers Mortgage-Backed Securities Index. The First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities whether they are convertible preferred stocks or convertible bonds. See note number 1 above for a description of the First Boston High Yield Index.

(4) Inception dates are as follows: High Yield Bond Composite - April 1, 1994; High Yield Bond Portfolio

     (predecessor to the Class I shares of the High Yield Bond Fund) - July 31, 1996; Strategic Income Composite (predecessor to the Class I shares of the Strategic Income Fund) - January 1, 1996; Strategic Income Portfolio - July 31, 1996.

(5)  Through March 31, 1998

                  CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                        INDEPENDENT AUDITORS AND LEGAL COUNSEL

     PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as Custodian for the portfolio securities and cash of the Funds and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust. PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware, an affiliate of the Custodian, provides additional accounting services to the Portfolios and Funds.


     Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as Foreign Custodian for the portfolio securities and cash of the Funds and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust.


     State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Dividend Disbursing Agent and as the Transfer Agent for the Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

     The Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, California 94104, serves as co-transfer agent for shares of the Funds. The following act as sub-transfer agents for the Funds: Financial Data Services, Inc., 4800 Deer Lake Drive, 2nd Floor, Jacksonville, Florida 32246; William M. Mercer Plan Participant Services, Inc., 1417 Lake Cook Road, Deerfield, Illinois 60015; and Schwab Retirement Plan Services, Inc., 101 Montgomery Street, San Francisco, California 94104.

     Ernst & Young, L.L.P., 515 South Flower Street, Los Angeles, California 90071, serves as the independent auditors for the Trust, and in that capacity examines the annual financial statements of the Trust.

     Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, is legal counsel for the Trust. It also acts as legal counsel for the Investment Adviser and Distributor.


                                    MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST


     The Trust is currently comprised of 24 series each consisting of one or more classes of shares -- A, B, C, Q or I.


     On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund, as would the approval of any advisory or distribution contract for the Portfolio. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Fund.

     As used in the Funds' prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Portfolio, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

     The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

     Each share of each Class of a Fund represents an equal proportional interest in the Fund with each other share of the same Class and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Class as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATION OF TRUST

     The Declaration of Trust of the Trust provides that obligations of the Trust are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

FINANCIAL STATEMENTS

     The Trust's 1998 Annual Report to Shareholders of the Portfolios (predecessor to the Class I shares of the Funds) accompanies this Statement of Additional Information. The financial statements in such Annual Report are incorporated in this Statement of Additional Information by reference. Such financial statements for the fiscal years ended March 31, 1996, 1997 and 1998 have been audited by the Funds' independent auditors, Ernst & Young L.L.P., whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the Trust's 1998 Annual Report to Shareholders may be obtained at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.

REGISTRATION STATEMENT

     The Registration Statement of the Trust, including the Funds' Prospectuses, the Statements of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Funds' Prospectuses or the Statements of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to these Registration Statements, each such statement being qualified in all respects by such reference.

                                      APPENDIX A

                          DESCRIPTION OF SECURITIES RATINGS

     The following paragraphs summarize the descriptions for the rating symbols of securities.


COMMERCIAL PAPER

     The following paragraphs summarize the description for the rating symbols of commercial paper.


MOODY'S INVESTORS SERVICE, INC.

     Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Master Trust, are opinions of the ability of issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics: (A) leading market positions in well-established industries; (B) high rates of return on funds employed; (C) conservative capitalization structures with moderate reliance on debt and ample asset protection; (D) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (E) well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

     Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and

3 to indicate the relative degree of safety, as follows:

     A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

     A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICE, INC.

     F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2: Good credit quality. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 ratings.

     F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

     The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     DUFF 1+ - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     DUFF 1 - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     DUFF 1- - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     DUFF 2 - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     DUFF 3 - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     DUFF 4 - Debt possesses speculative investment characteristics.

     DUFF 5 - Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

     Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

     TBW-1 - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     TBW-3 - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

     IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

     A1+ - Obligations are supported by the highest capacity for timely repayment.

     A1 - Obligations are supported by a strong capacity for timely repayment.

     A2 - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

     A3 - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

CORPORATE BONDS

MOODY'S

     Moody's corporate bond ratings are opinions of the relative investment qualities of bonds. Moody's employs nine designations to indicate such relative qualities, ranging from "AAA" for the highest quality obligations to "C" for the lowest. Issues are further refined with the designation 1,2, and 3 to indicate the relative ranking within designations. Bonds with the following Moody's ratings have the following investment qualities:

     AAA: Bonds in this category are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds in this category are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A: Bonds in this category possess many favorable investment attributes and are considered to be as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA: Bonds in this category are considered medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA: Bonds in this category are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds in this category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds in this category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds in this category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcoming.

     C: Bonds in this category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
STANDARD & POOR'S

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Ratings are graded into ten categories, ranging from "AAA" for the highest quality obligation to "D" for debt in default. Issues are further refined with a "PLUS" or "MINUS" sign to show relative standing within the categories. Bonds with the following Standard & Poor's ratings have the following investment qualities:

     AAA:   Bonds in this category have the highest rating assigned by Standard
& Poor's.  Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds in this category have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds in this category have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Bonds in this category have an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB: Bonds in this category have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B: Bonds in this category have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC: Bonds in this category have currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     C: This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

DUFF & PHELPS

     The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

     AAA - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     BB, B, CCC, DD, AND DP - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

     The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

     AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A - Bonds considered to be investment grade and of high credit quality.
The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB, B, CCC, CC, C, DDD, DD, AND D - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

     To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

IBCA

     IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

     AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB, B, CCC, CC, AND C - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

     IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     AAA - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

     AA - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BB, B, CCC, AND CC, - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     D - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                     NICHOLAS-APPLEGATE MUTUAL FUNDS

                               FORM N-1A

                        PART C:  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     a.   FINANCIAL STATEMENTS.

          The Schedules of Investments as of March 31, 1998, Statements of Assets and Liabilities as of March 31, 1998, Statements of Changes in Net Assets for the period ended March 31, 1998, and related Notes and Report of Independent Auditors with respect to Registrant's Institutional Portfolios, the predecessors to the Class I shares of Registrant's corresponding Funds which are the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.

     b.   EXHIBITS:

          (1.1)     CERTIFICATE OF TRUST OF REGISTRANT (e).

          (1.2) CERTIFICATE OF AMENDMENT TO CERTIFICATE OF TRUST OF REGISTRANT (e).

          (1.3)     AMENDED AND RESTATED DECLARATION OF TRUST OF REGISTRANT (e).

          (1.4) CERTIFICATE OF TRUSTEES DATED AUGUST 6, 1993, ESTABLISHING EMERGING GROWTH PORTFOLIO SERIES (e).

          (1.5) CERTIFICATE OF TRUSTEES DATED DECEMBER 15, 1993, ESTABLISHING INTERNATIONAL GROWTH PORTFOLIO SERIES (e).

          (1.6)     AMENDMENT NO. 2 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.7)     AMENDMENT NO. 3 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.8)     AMENDMENT NO. 4 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.9)     AMENDMENT NO. 5 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.10)    AMENDMENT NO. 6 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.11)    AMENDMENT NO. 7 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.12) FORM OF AMENDMENT NO. 8 TO AMENDED AND RESTATED DECLARATION OF TRUST (e).

          (1.13)    AMENDMENT NO. 9 TO AMENDED AND RESTATED DECLARATION OF TRUST
                    (e).

          (1.14) FORM OF AMENDMENT NO. 10 TO AMENDED AND RESTATED DECLARATION OF TRUST (a).

          (1.15) AMENDMENT NO. 11 TO AMENDED AND RESTATED DECLARATION OF TRUST (f).

          (1.16) FORM OF AMENDMENT NO. 12 TO AMENDED AND RESTATED DECLARATION OF TRUST (f).

          (1.17) AMENDMENT NO. 13 TO AMENDED AND RESTATED DECLARATION OF TRUST (g).

          (1.18) FORM OF AMENDMENT NO. 14 TO AMENDED AND RESTATED DECLARATION OF TRUST (g).

          (1.19) FORM OF AMENDMENT NO. 15 TO AMENDED AND RESTATED DECLARATION OF TRUST (i).

          (1.20) FORM OF AMENDMENT NO. 16 TO AMENDED AND RESTATED DECLARATION OF TRUST (l).

          (1.21) FORM OF AMENDMENT NO. 17 TO AMENDED AND RESTATED DECLARATION OF TRUST (l).

          (1.22) FORM OF AMENDMENT NO. 18 TO AMENDED AND RESTATED DECLARATION OF TRUST (l).

          (1.23) FORM OF AMENDMENT NO. 19 TO AMENDED AND RESTATED DECLARATION OF TRUST (n).

          (1.24) FORM OF AMENDMENT NO. 20 TO AMENDED AND RESTATED DECLARATION OF TRUST (n).

          (1.25) FORM OF AMENDMENT NO. 21 TO AMENDED AND RESTATED DECLARATION OF TRUST.

          (2.1)     AMENDED BYLAWS OF REGISTRANT (e).

          (2.2)     AMENDMENT TO SECTION 2.5 OF BYLAWS OF REGISTRANT (e).

          (3)       NONE.

          (4)       NONE.

          (5.1) FORM OF INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, WITH RESPECT TO GLOBAL BLUE CHIP FUND, EMERGING MARKETS BOND FUND, PACIFIC RIM FUND, GREATER CHINA FUND AND LATIN AMERICA FUND (j).

          (5.2) FORM OF SUB-ADVISORY AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT-HONG KONG, WITH RESPECT TO THE PACIFIC RIM FUND AND GREATER CHINA FUND (j).

          (5.3) FORM OF SUB-ADVISORY AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT-ASIA, WITH RESPECT TO THE PACIFIC RIM FUND AND GREATER CHINA FUND (j).

          (5.4) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, ADDING ADDITIONAL FUNDS TO THE INVESTMENT ADVISORY AGREEMENT (n).

          (5.5) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, ADDING GLOBAL TECHNOLOGY FUND TO THE INVESTMENT ADVISORY AGREEMENT (n).

          (5.6) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, ADDING LARGE CAP VALUE FUND TO THE INVESTMENT ADVISORY AGREEMENT.

          (6.1)     DISTRIBUTION AGREEMENT BETWEEN REGISTRANT AND
                    NICHOLAS-APPLEGATE SECURITIES DATED AS OF APRIL 19, 1993
                    (e).

          (6.2) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE SECURITIES, ADDING GLOBAL BLUE CHIP FUND, EMERGING MARKETS BOND FUND, PACIFIC RIM FUND, GREATER CHINA FUND AND LATIN AMERICA FUND TO DISTRIBUTION AGREEMENT (j).

          (6.3) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE SECURITIES, ADDING CLASSES OF SHARES TO THE DISTRIBUTION AGREEMENT (n).

          (6.4) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE SECURITIES, ADDING GLOBAL TECHNOLOGY FUND TO THE DISTRIBUTION AGREEMENT (n).

          (6.5) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE SECURITIES, ADDING LARGE CAP VALUE FUND TO THE DISTRIBUTION AGREEMENT.

          (7)       NONE.

          (8.1) CUSTODIAN SERVICES AGREEMENT BETWEEN REGISTRANT AND PNC BANK DATED AS OF APRIL 1, 1993 (e).

          (8.2) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PNC BANK WITH RESPECT TO CUSTODIAN SERVICES FEES RELATED TO THE GLOBAL BLUE CHIP FUND AND THE EMERGING MARKETS BOND FUND
                    (i).

          (8.3) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PNC BANK, ADDING PACIFIC RIM FUND, GREATER CHINA FUND AND LATIN AMERICA FUND TO CUSTODIAN SERVICES AGREEMENT (j).

          (8.4) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PNC BANK, ADDING CLASSES OF SHARES AND GLOBAL TECHNOLOGY FUND TO CUSTODIAN SERVICES AGREEMENT (n).

          (8.5) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PNC BANK, ADDING LARGE CAP VALUE FUND TO CUSTODIAN SERVICES AGREEMENT.

          (8.6) CUSTODIAN AGREEMENT BETWEEN REGISTRANT AND BROWN BROTHERS HARRIMAN & CO. DATED AS OF JUNE 1, 1998.

          (8.7) FORM OF AMENDMENT TO CUSTODIAN AGREEMENT BETWEEN REGISTRANT AND BROWN BROTHERS HARRIMAN & CO.

          (8.8) FOREIGN CUSTODY MANAGER DELEGATION AGREEMENT BETWEEN REGISTRANT AND BROWN BROTHERS HARRIMAN & CO. DATED AS OF JUNE 1, 1998.

          (9.1) FORM OF AMENDED ADMINISTRATION AGREEMENT BETWEEN REGISTRANT AND INVESTMENT COMPANY ADMINISTRATION CORPORATION (k).

          (9.2) ADMINISTRATIVE SERVICES AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT DATED AS OF NOVEMBER 18, 1996 (f).

          (9.3) TRANSFER AGENCY AND SERVICE AGREEMENT BETWEEN REGISTRANT AND STATE STREET BANK AND TRUST COMPANY DATED AS OF APRIL 1, 1993 (e).

          (9.4) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND STATE STREET BANK AND TRUST COMPANY, ADDING GLOBAL BLUE CHIP FUND AND EMERGING MARKETS BOND FUND TO TRANSFER AGENCY AND SERVICE AGREEMENT (h).

          (9.5) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND STATE STREET BANK AND TRUST COMPANY, ADDING PACIFIC RIM FUND, GREATER CHINA FUND AND LATIN AMERICA FUND TO TRANSFER AGENCY AND SERVICE AGREEMENT (j).

          (9.6) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND STATE STREET BANK AND TRUST COMPANY, ADDING CLASSES OF SHARES AND GLOBAL TECHNOLOGY FUND TO TRANSFER AGENCY AND SERVICE AGREEMENT
                    (n).

          (9.7) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND STATE STREET BANK AND TRUST COMPANY, ADDING LARGE CAP VALUE FUND TO TRANSFER AGENCY AND SERVICE AGREEMENT.

          (9.8) FORM OF AMENDED SHAREHOLDER SERVICE PLAN BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE SECURITIES (k).

          (9.9) LICENSE AGREEMENT DATED AS OF DECEMBER 17, 1992, BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (e).

          (9.10) ACCOUNTING SERVICES AGREEMENT BETWEEN REGISTRANT AND PFPC INC. DATED AS OF APRIL 1, 1993 (e).

          (9.11) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC., ADDING GLOBAL BLUE CHIP FUND AND EMERGING MARKETS BOND FUND TO ACCOUNTING SERVICES AGREEMENT (h).

          (9.12) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC. WITH RESPECT TO ACCOUNTING SERVICES FEES RELATED TO

                    THE GLOBAL BLUE CHIP FUND AND THE EMERGING MARKETS BOND FUND
                    (i).

          (9.13) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC. ADDING THE PACIFIC RIM FUND, GREATER CHINA FUND AND LATIN AMERICA FUND (j).

          (9.14) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC. REGARDING FEES FOR ADDITIONAL FUNDS UNDER ACCOUNTING SERVICES AGREEMENT (k).

          (9.15) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC., ADDING CLASSES OF SHARES AND GLOBAL TECHNOLOGY FUND TO ACCOUNTING SERVICES AGREEMENT (n).

          (9.16) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC., ADDING LARGE CAP VALUE FUND ACCOUNTING SERVICES AGREEMENT.

          (9.17) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT REGARDING EXPENSE REIMBURSEMENTS (n).

          (9.18) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT ADDING LARGE CAP VALUE FUND TO THE AGREEMENT REGARDING EXPENSE REIMBURSEMENTS.

          (9.19) CREDIT AGREEMENT AMONG REGISTRANT, CHEMICAL BANK AND CERTAIN OTHER BANKS DATED APRIL 10, 1996 (e).

          (9.20) FIRST AMENDMENT AGREEMENT TO CREDIT AGREEMENT DATED AS OF APRIL 9, 1997 AMONG REGISTRANT, THE CHASE MANHATTAN BANK, AND CERTAIN OTHER BANKS (h).

          (9.21) FORM OF SECOND AMENDMENT AGREEMENT TO CREDIT AGREEMENT AMONG REGISTRANT, THE CHASE MANHATTAN BANK, AND CERTAIN OTHER BANKS (j).

          (9.22) FORM OF THIRD AMENDMENT AGREEMENT TO CREDIT AGREEMENT AMONG REGISTRANT, THE CHASE MANHATTAN BANK AND CERTAIN OTHER BANKS.

          (10)      OPINION OF COUNSEL.

          (11)      CONSENT OF INDEPENDENT AUDITORS.

          (12)      NOT APPLICABLE.

          (13) INVESTMENT LETTER OF INITIAL INVESTOR IN REGISTRANT DATED APRIL 1, 1993 (e).

          (14.1)    IRA PLAN MATERIALS (c).

          (14.2)    401(K) PROFIT-SHARING PLAN MATERIALS (c).

          (15.1)    AMENDED DISTRIBUTION PLAN OF REGISTRANT (e)

          (15.2)    FORM OF FURTHER AMENDMENT TO DISTRIBUTION PLAN OF REGISTRANT
                    (k).

          (16)      SCHEDULE OF COMPUTATION OF PERFORMANCE QUOTATIONS (a).

          (17)      FINANCIAL DATA SCHEDULE AS OF MARCH 31, 1998. (n)

          (18)      NOT APPLICABLE.

          (19.1)    LIMITED POWERS OF ATTORNEY OF TRUSTEES (c).

          (19.2)    LIMITED POWER OF ATTORNEY OF WALTER E. AUCH (d).

          (19.3)    LIMITED POWER OF ATTORNEY OF ARTHUR E. NICHOLAS (m).

          (19.4) CERTIFIED RESOLUTION OF BOARD OF TRUSTEES REGARDING LIMITED POWER OF ATTORNEY OF ARTHUR E. NICHOLAS (m).

-----------------------------

(a) FILED AS AN EXHIBIT TO AMENDMENT NO. 29 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON MAY 3, 1996 AND INCORPORATED HEREIN BY REFERENCE.

(b) FILED AS AN EXHIBIT TO AMENDMENT NO. 1 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON MARCH 15, 1993 AND INCORPORATED HEREIN BY REFERENCE.

(c) FILED AS AN EXHIBIT TO AMENDMENT NO. 12 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON AUGUST 1, 1994 AND INCORPORATED HEREIN BY REFERENCE.

(d) FILED AS AN EXHIBIT TO AMENDMENT NO. 14 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON SEPTEMBER 26, 1994 AND INCORPORATED HEREIN BY REFERENCE.

(e) FILED AS AN EXHIBIT TO AMENDMENT NO. 32 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON JUNE 3, 1996 AND INCORPORATED HEREIN BY REFERENCE.

(f) FILED AS AN EXHIBIT TO AMENDMENT NO. 40 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON JANUARY 3, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(g) FILED AS AN EXHIBIT TO AMENDMENT NO. 42 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON MAY 1, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(h) FILED AS AN EXHIBIT TO AMENDMENT NO. 45 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON JULY 14, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(i) FILED AS AN EXHIBIT TO AMENDMENT NO. 47 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON JULY 28, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(j) FILED AS AN EXHIBIT TO AMENDMENT NO. 49 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON SEPTEMBER 2, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(k) FILED AS AN EXHIBIT TO REGISTRANT'S FORM N-14 REGISTRATION STATEMENT ON DECEMBER 5, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(l) FILED AS AN EXHIBIT TO AMENDMENT NO. 50 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON DECEMBER 15, 1997 AND INCORPORATED HEREIN BY REFERENCE.

(m) FILED AS AN EXHIBIT TO AMENDMENT NO. 62 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON JUNE 15, 1998 AND INCORPORATED HEREIN BY REFERENCE.

(n) FILED AS AN EXHIBIT TO AMENDMENT NO. 65 TO REGISTRANT'S FORM N-1A REGISTRATION STATEMENT ON JULY 21, 1998 AND INCORPORATED HEREIN BY REFERENCE.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     NONE.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

     AS OF JUNE 30, 1998, THE NUMBER OF RECORD HOLDERS OF EACH SERIES OF REGISTRANT WAS AS FOLLOWS:


     TITLE OF SERIES                                   NUMBER OF RECORD HOLDERS
     LARGE CAP GROWTH PORTFOLIO A                         189
     CORE GROWTH PORTFOLIO A                            5,318
     EMERGING GROWTH PORTFOLIO A                        9,240
     INCOME & GROWTH PORTFOLIO A                        2,455
     BALANCED GROWTH PORTFOLIO A                          828
     GOVERNMENT INCOME PORTFOLIO A                        312
     MONEY MARKET PORTFOLIO                             1,297
     INTERNATIONAL CORE GROWTH PORTFOLIO A                962
     WORLDWIDE GROWTH PORTFOLIO A                       2,233
     INTERNATIONAL SMALL CAP GROWTH PORTFOLIO A           796
     EMERGING COUNTRIES PORTFOLIO A                     5,000
     LARGE CAP GROWTH PORTFOLIO B                         387
     CORE GROWTH PORTFOLIO B                            3,337
     EMERGING GROWTH PORTFOLIO B                        4,215
     INCOME & GROWTH PORTFOLIO B                        2,212
     BALANCED GROWTH PORTFOLIO B                          286
     GOVERNMENT INCOME PORTFOLIO B                        193


                                       C-7

     INTERNATIONAL CORE GROWTH PORTFOLIO B                748
     WORLDWIDE GROWTH PORTFOLIO B                         953
     INTERNATIONAL SMALL CAP GROWTH PORTFOLIO B           875
     EMERGING COUNTRIES PORTFOLIO B                     3,819
     LARGE CAP GROWTH PORTFOLIO C                         192
     CORE GROWTH PORTFOLIO C                           10,716
     EMERGING GROWTH PORTFOLIO C                       14,397
     INCOME & GROWTH PORTFOLIO C                        5,235
     BALANCED GROWTH PORTFOLIO C                        1,095
     GOVERNMENT INCOME PORTFOLIO C                        397
     INTERNATIONAL CORE GROWTH PORTFOLIO C                159
     WORLDWIDE GROWTH PORTFOLIO C                       5,234
     INTERNATIONAL SMALL CAP GROWTH PORTFOLIO C           934
     EMERGING COUNTRIES PORTFOLIO C                     3,069
     LARGE CAP GROWTH INSTITUTIONAL PORTFOLIO              78
     CORE GROWTH INSTITUTIONAL PORTFOLIO                  161
     EMERGING GROWTH INSTITUTIONAL PORTFOLIO              183
     INCOME & GROWTH INSTITUTIONAL PORTFOLIO              138
     BALANCED GROWTH INSTITUTIONAL PORTFOLIO               29
     INTERNATIONAL CORE GROWTH INSTITUTIONAL PORTFOLIO    101
     WORLDWIDE GROWTH INSTITUTIONAL PORTFOLIO              77
     INTERNATIONAL SMALL CAP GROWTH INSTITUTIONAL
       PORTFOLIO                                          105
     EMERGING COUNTRIES INSTITUTIONAL PORTFOLIO           192
     MINI CAP GROWTH INSTITUTIONAL PORTFOLIO              308
     FULLY DISCRETIONARY INSTITUTIONAL FIXED INCOME
       PORTFOLIO                                           18
     SHORT-INTERMEDIATE INSTITUTIONAL FIXED INCOME
       PORTFOLIO                                           14
     VALUE INSTITUTIONAL PORTFOLIO                         75
     HIGH YIELD BOND FUND                               2,160
     STRATEGIC INCOME INSTITUTIONAL PORTFOLIO              23
     GLOBAL GROWTH & INCOME INSTITUTIONAL PORTFOLIO        35
     LARGE CAP GROWTH QUALIFIED PORTFOLIO                  22
     CORE GROWTH QUALIFIED PORTFOLIO                      232


                                       C-8

     EMERGING GROWTH QUALIFIED PORTFOLIO                  112
     INCOME & GROWTH QUALIFIED PORTFOLIO                   27
     BALANCED GROWTH QUALIFIED PORTFOLIO                    9
     GOVERNMENT INCOME QUALIFIED PORTFOLIO                  8
     INTERNATIONAL CORE GROWTH QUALIFIED PORTFOLIO        158
     WORLDWIDE GROWTH QUALIFIED PORTFOLIO                  68
     INTERNATIONAL SMALL CAP GROWTH QUALIFIED PORTFOLIO   166
     EMERGING COUNTRIES QUALIFIED PORTFOLIO             3,413
     EMERGING MARKETS BOND INSTITUTIONAL PORTFOLIO         11
     GLOBAL BLUE CHIP FUND                                 97
     LATIN AMERICA FUND                                    14
     GREATER CHINA FUND                                    11
     PACIFIC RIM FUND                                      13

ITEM 27.  INDEMNIFICATION.

     REGISTRANT'S TRUSTEES, OFFICERS, EMPLOYEES AND AGENTS AGAINST LIABILITIES INCURRED BY THEM IN CONNECTION WITH THE DEFENSE OR DISPOSITION OF ANY ACTION OR PROCEEDING IN WHICH THEY MAY BE INVOLVED OR WITH WHICH THEY MAY BE THREATENED, WHILE IN OFFICE OR THEREAFTER, BY REASON OF BEING OR HAVING BEEN IN SUCH OFFICE, EXCEPT WITH RESPECT TO MATTERS AS TO WHICH IT HAS BEEN DETERMINED THAT THEY ACTED WITH WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE OR RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE CONDUCT OF THEIR OFFICE ("DISABLING CONDUCT").


     SECTION 8 OF REGISTRANT'S ADMINISTRATION AGREEMENT, FILED HEREWITH AS
EXHIBIT 9.1, PROVIDES FOR THE INDEMNIFICATION OF REGISTRANT'S ADMINISTRATOR AGAINST ALL LIABILITIES INCURRED BY IT IN PERFORMING ITS OBLIGATIONS UNDER
THE AGREEMENT, EXCEPT WITH RESPECT TO MATTERS INVOLVING ITS DISABLING
CONDUCT. SECTION 9 OF REGISTRANT'S DISTRIBUTION AGREEMENT, FILED HEREWITH AS
EXHIBIT 6.1, PROVIDES FOR THE INDEMNIFICATION OF REGISTRANT'S DISTRIBUTOR AGAINST ALL LIABILITIES INCURRED BY IT IN PERFORMING ITS OBLIGATIONS UNDER
THE AGREEMENT, EXCEPT WITH RESPECT TO MATTERS INVOLVING ITS DISABLING
CONDUCT.  SECTION 4 OF THE SHAREHOLDER SERVICE AGREEMENT, FILED HEREWITH AS
EXHIBIT 9.8, PROVIDES FOR THE INDEMNIFICATION OF REGISTRANT'S DISTRIBUTOR AGAINST ALL LIABILITIES INCURRED BY IT IN PERFORMING ITS OBLIGATIONS UNDER
THE AGREEMENT, EXCEPT WITH RESPECT TO MATTERS INVOLVING ITS DISABLING CONDUCT.


     REGISTRANT HAS OBTAINED FROM A MAJOR INSURANCE CARRIER A TRUSTEES' AND OFFICERS' LIABILITY POLICY COVERING CERTAIN TYPES OF ERRORS AND OMISSIONS.

     INSOFAR AS INDEMNIFICATION FOR LIABILITIES ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED TO TRUSTEES, OFFICERS AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS, OR OTHERWISE, THE REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE

EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A TRUSTEE, OFFICER OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEE, OFFICER, OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, THE INVESTMENT ADVISER TO THE MASTER TRUST, IS A CALIFORNIA LIMITED PARTNERSHIP, THE GENERAL PARTNER OF WHICH IS NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, INC. (THE "GENERAL PARTNER"). DURING THE TWO FISCAL YEARS ENDED DECEMBER 31, 1997, NICHOLAS-APPLEGATE CAPITAL MANAGEMENT HAS ENGAGED PRINCIPALLY IN THE BUSINESS OF PROVIDING INVESTMENT SERVICES TO INSTITUTIONAL AND OTHER CLIENTS. ALL OF THE ADDITIONAL INFORMATION REQUIRED BY THIS ITEM 28 WITH RESPECT TO THE INVESTMENT ADVISER IS SET FORTH IN THE FORM ADV, AS AMENDED, OF NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (FILE NO. 801-21442), WHICH IS INCORPORATED HEREIN BY REFERENCE.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) NICHOLAS-APPLEGATE SECURITIES DOES NOT ACT AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER TO ANY INVESTMENT COMPANY OTHER THAN REGISTRANT.

     (b) NICHOLAS-APPLEGATE SECURITIES, THE DISTRIBUTOR OF THE SHARES OF REGISTRANT'S PORTFOLIOS, IS A CALIFORNIA LIMITED PARTNERSHIP AND ITS GENERAL PARTNER IS NICHOLAS-APPLEGATE CAPITAL MANAGEMENT HOLDINGS, L.P. (THE "GENERAL PARTNER"). INFORMATION IS FURNISHED BELOW WITH RESPECT TO THE OFFICERS, PARTNERS AND DIRECTORS OF THE GENERAL PARTNER AND NICHOLAS-APPLEGATE SECURITIES. THE PRINCIPAL BUSINESS ADDRESS OF SUCH PERSONS IS 600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CALIFORNIA 92101, EXCEPT AS OTHERWISE INDICATED BELOW.

                               POSITIONS AND              POSITIONS AND
 NAME AND PRINCIPAL            OFFICES WITH PRINCIPAL     OFFICES WITH
 BUSINESS ADDRESS              UNDERWRITER                REGISTRANT
 ------------------            -----------                ------------
 ARTHUR E. NICHOLAS            PRESIDENT                  PRESIDENT

 PETER J. JOHNSON              VICE PRESIDENT             VICE PRESIDENT

 E. BLAKE MOORE, JR.           CHIEF FINANCIAL OFFICER    CHIEF FINANCIAL
                                                          OFFICER

 E. BLAKE MOORE, JR.           SECRETARY                  SECRETARY

 TODD SPILLANE                 DIRECTOR OF COMPLIANCE     NONE

     (c)  NOT APPLICABLE.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     ALL ACCOUNTS, BOOKS AND OTHER DOCUMENTS REQUIRED TO BE MAINTAINED BY
SECTION 31(a) OF THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES PROMULGATED THEREUNDER WILL BE MAINTAINED EITHER AT THE OFFICES OF THE REGISTRANT (600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CALIFORNIA 92101); THE INVESTMENT ADVISER TO THE TRUST AND MASTER TRUST, NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CALIFORNIA 92101); THE PRIMARY ADMINISTRATOR FOR THE TRUST AND MASTER TRUST, INVESTMENT COMPANY ADMINISTRATION CORPORATION (4455 EAST CAMELBACK ROAD, SUITE 261-E, PHOENIX, ARIZONA 85018); THE CUSTODIAN, PNC BANK (AIRPORT BUSINESS CENTER, INTERNATIONAL COURT 2, 200 STEVENS DRIVE, LESTER, PENNSYLVANIA 19113); OR THE TRANSFER AND DIVIDEND DISBURSING AGENT, STATE STREET BANK & TRUST COMPANY (2 HERITAGE DRIVE, 7TH FLOOR, NORTH QUINCY, MASSACHUSETTS 02171).

ITEM 31.  MANAGEMENT SERVICES.

      NOT APPLICABLE.

ITEM 32.  UNDERTAKINGS.


     REGISTRANT HEREBY UNDERTAKES THAT IF IT IS REQUESTED BY THE HOLDERS OF AT LEAST 10% OF ITS OUTSTANDING SHARES TO CALL A MEETING OF SHAREHOLDERS FOR THE PURPOSE OF VOTING UPON THE QUESTION OF REMOVAL OF A TRUSTEE, IT WILL DO SO AND WILL ASSIST IN COMMUNICATIONS WITH OTHER SHAREHOLDERS AS REQUIRED BY
SECTION 16(c) OF THE INVESTMENT COMPANY ACT OF 1940.

     REGISTRANT HEREBY UNDERTAKES TO FURNISH EACH PERSON TO WHOM A PROSPECTUS IS DELIVERED WITH A COPY OF REGISTRANT'S LATEST ANNUAL REPORT TO
SHAREHOLDERS, UPON REQUEST AND WITHOUT CHARGE.

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF SAN DIEGO, STATE OF CALIFORNIA, ON THE 13TH DAY OF AUGUST 1998.

                                         NICHOLAS-APPLEGATE MUTUAL FUNDS


                                         BY ARTHUR E. NICHOLAS*
                                            --------------------------------
                                            ARTHUR E. NICHOLAS
                                            PRESIDENT

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


 ARTHUR E. NICHOLAS*           PRINCIPAL EXECUTIVE         AUGUST 13, 1998
--------------------------     OFFICER
 ARTHUR E. NICHOLAS


 E. BLAKE MOORE, JR.           PRINCIPAL FINANCIAL AND    AUGUST 13, 1998
--------------------------     ACCOUNTING OFFICER
 E. BLAKE MOORE, JR.


 FRED C. APPLEGATE*            TRUSTEE                    AUGUST 13, 1998
--------------------------
 FRED C. APPLEGATE


 DONN V. ANGELOFF*             TRUSTEE                    AUGUST 13, 1998
--------------------------
 DONN V. ANGELOFF

 WALTER E. AUCH*               TRUSTEE                    AUGUST 13, 1998
--------------------------
 WALTER E. AUCH


 THEODORE J. COBURN*           TRUSTEE                    AUGUST 13, 1998
--------------------------
 THEODORE J. COBURN


 DARLENE DEREMER*              TRUSTEE                    AUGUST 13, 1998
--------------------------
 DARLENE DEREMER

 GEORGE F. KEANE*              TRUSTEE                    AUGUST 13, 1998
--------------------------
 GEORGE F. KEANE


 ARTHUR B. LAFFER*             TRUSTEE                    AUGUST 13, 1998
--------------------------
 ARTHUR B. LAFFER


 CHARLES E. YOUNG*             TRUSTEE                    AUGUST 13, 1998
--------------------------
 CHARLES E. YOUNG


 * S/E. BLAKE MOORE, JR.
--------------------------
 BY: E. BLAKE MOORE, JR.
   ATTORNEY IN FACT

                                  EXHIBIT INDEX

                         NICHOLAS-APPLEGATE MUTUAL FUNDS
                                AMENDMENT NO. 68 TO
                         FORM N-1A REGISTRATION STATEMENT
                                FILE NO. 811-7428


EXHIBIT NO.
TITLE OF EXHIBIT


(1.25)  FORM OF AMENDMENT NO. 21 TO AMENDED AND RESTATED DECLARATION OF TRUST.

(5.6) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, ADDING LARGE CAP VALUE FUND TO THE INVESTMENT ADVISORY AGREEMENT.

(6.5) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE SECURITIES, ADDING LARGE CAP VALUE FUND TO THE DISTRIBUTION AGREEMENT.

(8.5) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PNC BANK, ADDING LARGE CAP VALUE FUND TO CUSTODIAN SERVICES AGREEMENT.

(8.6) CUSTODIAN AGREEMENT BETWEEN REGISTRANT AND BROWN BROTHERS HARRIMAN & CO. DATED AS OF JUNE 1, 1998.

(8.7) FORM OF AMENDMENT TO CUSTODIAN AGREEMENT BETWEEN REGISTRANT AND BROWN BROTHERS HARRIMAN & CO.

(8.8) FOREIGN CUSTODY MANAGER DELEGATION AGREEMENT BETWEEN REGISTRANT AND BROWN BROTHERS HARRIMAN & CO. DATED AS OF JUNE 1, 1998.

(9.7) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND STATE STREET BANK AND TRUST COMPANY, ADDING LARGE CAP VALUE FUND TO TRANSFER AGENCY AND SERVICE AGREEMENT.

(9.16) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND PFPC INC., ADDING LARGE CAP VALUE FUND TO ACCOUNTING SERVICES AGREEMENT.

(9.18) FORM OF LETTER AGREEMENT BETWEEN REGISTRANT AND NICHOLAS-APPLEGATE CAPITAL MANAGEMENT ADDING LARGE CAP

        VALUE FUND TO THE AGREEMENT REGARDING EXPENSE REIMBURSEMENTS.

(9.22) FORM OF THIRD AMENDMENT AGREEMENT TO CREDIT AGREEMENT AMONG REGISTRANT, THE CHASE MANHATTAN BANK AND CERTAIN OTHER BANKS.

(10)    OPINION OF COUNSEL

(11)    CONSENT OF INDEPENDENT AUDITORS.